================================================================================
                                CHAIRMAN'S LETTER                              1
================================================================================



TO OUR PARTICIPANTS:

We are pleased to present the December 31, 1998, Annual Report to Contract Owners for Separate Account A of The Variable Annuity Life Insurance Company. A summary of the change in unit value for each fund and each product series (Portfolio Director 1, Portfolio Director 2, Portfolio Director Plus, Independence Plus, Group Unit Purchase and Impact) appears on pages two and three.

1998 was a volatile year for investors around the world. Problems that began in Asia in late 1997 circled the globe throughout 1998. Central banks, fearing the worst lowered interest rates in the fourth quarter of 1998. The result was an unexpected and dramatic rise in stock and bond prices worldwide.

The year was marked by extreme flight to quality. Investors general preference was for larger cap growth in stocks over small cap value stocks, and U.S. Treasury Securities.

The Standard & Poor's 500 Index, dominated by large cap, high-growth technology and global consumer product companies, had a total return of 28.58%. The top 15 stocks alone accounted for half of the performance. It was a difficult year for active equity fund managers, as almost 90% of the active managers lagged the S&P 500 Index returns. Also, the S&P 500 Index returns for the year outperformed over 71% of all U.S.-traded common stocks. The medium to small-cap companies lagged, with the large companies S&P MidCap 400 Index returning 6.27% and the S&P SmallCap 600 Index, producing a negative 1.31%.

There was a greater variability in returns between growth and value components of the equity indices. In the large capitalization arena, S&P 500/BARRA Growth Index returned an outstanding 42.16%, while the S&P 500/BARRA Value Index returned 14.67%. In the mid-cap sector, the S&P 400/BARRA Growth Index returned 34.86% compared to the S&P 400/BARRA Value Index return of 4.67%. However, the small cap equity returns experienced wide variability, with the S&P SmallCap 600/BARRA Growth Index returning 2.29%, and the S&P SmallCap 600/BARRA Value returning a negative 5.06%.

Globally, the pattern of investment results was very similar to the U.S. equity returns. The MSCI world Index returned 22%. The top quintile of growth stocks outperformed the bottom quintile of value stocks by over two times with returns of 48% and 17%, respectively.

The yield on the 30 year Treasury bond opened the year at 5.92% and declined to 5.10% by the end of 1998, as the Federal Reserve lowered the federal fund rate three times between September 29 and November 17, leaving the target rate at 4.75%.

For the year, the bond market return, reflected in the Lehman Aggregate Bond Index, was 8.69% with the long U.S. Treasury Index showing the highest return of 13.52%, followed by the Long Corporate AA/Better Index 10.52%, and the High Yield Index with 1.60%. Throughout the developed world international bond prices appreciated as yields declined.

While international markets outside of North America and Europe remain unsettled, the U.S. economy is experiencing unprecedented prosperity and growth. Furthermore, with worldwide inflation rates low, and the Federal Reserve weary of weakness in Asia and emerging markets, it appears that we can expect a continuation of the current stable rate environment.

If you have any questions about your contract or this report, we would be happy to hear from you.

                                  Respectfully,


                                  /s/ THOMAS L. WEST, JR.


                                  Thomas L. West, Jr., Chairman
                                  The Variable Annuity Life Insurance Company



February 18, 1999




This report is not authorized for distribution as advertising or sales literature. This report is published exclusively for the information of the variable annuity contract owners of the Company in accordance with section 30
(d) of the Investment Company Act of 1940.

"S&P 500(R)" and "Standard & Poor's MidCap 400 Index" are trademarks of Standard & Poor's Corporation (S&P). The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

================================================================================
2                               CHAIRMAN'S LETTER
================================================================================




                                                                                GROUP                                    PORTFOLIO
                                                                                 UNIT                    INDEPENDENCE    DIRECTOR
                                                                               PURCHASE      IMPACT         PLUS             1
                                                                               DIVISION      DIVISION      DIVISION      DIVISION
                                                                             ------------  ------------  ------------  ------------
INTERNATIONAL GROWTH
   AGSPC International Equities Fund .....................................             --            --            11           11
   Putnam Global Growth Fund .............................................             --            --            --           --
   Templeton Foreign Fund ................................................             --            --            --           --
   Templeton International Fund ..........................................             --            --            --           20

AGGRESSIVE GROWTH
   AGSPC Science & Technology Fund .......................................             --            --            --           17
   AGSPC Small Cap Index Fund ............................................             --            --            14           14
   Dreyfus Variable Investment Fund - Small Cap Portfolio ................                           --            --           18
   Putnam New Opportunities Fund .........................................             --            --            --           --
   Putnam OTC & Emerging Growth Fund .....................................             --            --            --           --

GROWTH
   AGSPC Growth Fund .....................................................             --            --            --           15
   AGSPC MidCap Index Fund ...............................................             --             4             4            4
   American Century - Twentieth Century Ultra Fund .......................             --            --            --           --
   Founders Growth Fund ..................................................             --            --            --           --

GROWTH & INCOME
   AGSPC Growth & Income Fund ............................................             --            --            --           16
   AGSPC Social Awareness Fund ...........................................             --            --            12           12
   AGSPC Stock Index Fund ................................................         10A,10B           10D           10C          10C
   Neuberger Berman Guardian Trust .......................................             --            --            --           --
   Scudder Growth and Income Fund ........................................             --            --            --           --
   Vanguard Windsor II Fund ..............................................             --            --            --           --

BALANCED GROWTH - INTERNATIONAL
   Templeton Asset Allocation Fund .......................................             --            --            --           19

BALANCED GROWTH - DOMESTIC
   AGSPC Asset Allocation Fund ...........................................             --             5             5            5
   Vanguard Wellington Fund ..............................................             --            --            --           --

CURRENT INCOME
   AGSPC International Government Bond Fund ..............................             --            --            13           13

CURRENT INCOME & CAPITAL PRESERVATION
   AGSPC Capital Conservation Fund .......................................             --             1             7            7
   AGSPC Government Securities Fund ......................................             --            --             8            8
   Vanguard Fixed Income Securities Fund - Long-Term Corporate Fund ......             --            --            --           --
   Vanguard Fixed Income Securities Fund - Long-Term Treasury Fund .......             --            --            --           --

LIQUIDITY & CAPITAL PRESERVATION
   AGSPC Money Market Fund ...............................................             --             2             6            6

                                                                                                               YEAR TO DATE
                                                                                                                TOTAL RETURNS
                                                                             PORTFOLIO       PORTFOLIO         FOR YEAR ENDING
                                                                              DIRECTOR       DIRECTOR            DECEMBER 31,
                                                                                 2             PLUS        ----------------------
                                                                              DIVISION       DIVISION         1998       1997
                                                                             ------------   ------------   ----------  ----------
INTERNATIONAL GROWTH
   AGSPC International Equities Fund .....................................             --             11        17.57%       1.18%
   Putnam Global Growth Fund .............................................             28             28        27.48       12.20
   Templeton Foreign Fund ................................................             32             32        (5.82)       5.57
   Templeton International Fund ..........................................             --             20         7.95       12.54

AGGRESSIVE GROWTH
   AGSPC Science & Technology Fund .......................................             17             17        40.71        1.57
   AGSPC Small Cap Index Fund ............................................             --             14        (2.92)      21.18
   Dreyfus Variable Investment Fund - Small Cap Portfolio ................             --             18        (4.51)      15.37
   Putnam New Opportunities Fund .........................................             26             26        23.12       21.31
   Putnam OTC & Emerging Growth Fund .....................................             27             27         9.87        9.08

GROWTH
   AGSPC Growth Fund .....................................................             15             15        16.96       19.80
   AGSPC MidCap Index Fund ...............................................             --              4        17.80       30.45
   American Century - Twentieth Century Ultra Fund .......................             31             31        33.14       21.74
   Founders Growth Fund ..................................................             30             30        23.76       25.25

GROWTH & INCOME
   AGSPC Growth & Income Fund ............................................             --             16        13.41       22.60
   AGSPC Social Awareness Fund ...........................................             12             12        26.03       32.52
   AGSPC Stock Index Fund ................................................             10C            10C       27.14       31.77
   Neuberger Berman Guardian Trust .......................................             29             29         1.34       16.66
   Scudder Growth and Income Fund ........................................             21             21         4.99       28.80
   Vanguard Windsor II Fund ..............................................             24             24        14.90       30.70

BALANCED GROWTH - INTERNATIONAL
   Templeton Asset Allocation Fund .......................................             --             19         5.07       14.07

BALANCED GROWTH - DOMESTIC
   AGSPC Asset Allocation Fund ...........................................             --              5        17.19       21.40
   Vanguard Wellington Fund ..............................................             25             25        10.65       21.65

CURRENT INCOME
   AGSPC International Government Bond Fund ..............................             13             13        15.92       (5.79)

CURRENT INCOME & CAPITAL PRESERVATION
   AGSPC Capital Conservation Fund .......................................             --              7         6.30        7.49
   AGSPC Government Securities Fund ......................................             --              8         7.86        7.83
   Vanguard Fixed Income Securities Fund - Long-Term Corporate Fund ......             22             22         8.04       12.32
   Vanguard Fixed Income Securities Fund - Long-Term Treasury Fund .......             23             23        11.82       12.44

LIQUIDITY & CAPITAL PRESERVATION
   AGSPC Money Market Fund ...............................................              6              6         4.12        4.13



The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director 1 and 2 prospectuses. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

================================================================================
                                CHAIRMAN'S LETTER                             3
================================================================================



                                                                Group                                 Portfolio     Portfolio
                                                                 Unit                   Independence  Director      Director
                                                               Purchase      Impact         Plus          1            2

------------------------------------------------------------------------------------------------------------------------------------
                                                               Division      Division     Division     Division     Division
                                                               ----------   ----------   ----------   ----------   ----------
ACTIVELY MANAGED EQUITY FUNDS

   American General International Growth Fund ..............           --           --           --           --           --
   American General Large Cap Growth Fund ..................           --           --           --           --           --
   American General Mid Cap Growth Fund ....................           --           --           --           --           --
   American General Small Cap Growth Fund ..................           --           --           --           --           --
   American General INternational Value Fund ...............           --           --           --           --           --
   American General Large Cap Value Fund ...................           --           --           --           --           --
   American General Mid Cap Value Fund .....................           --           --           --           --           --
   American General Small Cap Value Fund ...................           --           --           --           --           --
   T. Rowe Price Small-Cap Stock Fund ......................           --           --           --           --           --

SPECIALTY EQUITY FUND

   American General Socially Responsible Fund ..............           --           --           --           --           --

BALANCED FUNDS

   American General Balanced Fund ..........................           --           --           --           --           --

INCOME FUNDS

   American General High Yield Bond Fund ...................           --           --           --           --           --
   American General Strategic Bond Fund ....................           --           --           --           --           --
   American General Domestic Bond Fund .....................           --           --           --           --           --
   American General Core Bond Fund .........................           --           --           --           --           --

MONEY MARKET FUND

   American General Money Market Fund ......................           --           --           --           --           --

LIFESTYLE FUNDS

   American General Growth Lifestyle Fund ..................           --           --           --           --           --
   American General Moderate Growth Lifestyle Fund .........           --           --           --           --           --
   American General Conservative Growth Lifestyle Fund .....           --           --           --           --           --
   Vanguard LifeStrategy Growth ............................           --           --           --           --           --
   Vanguard LifeStrategy Moderate Growth ...................           --           --           --           --           --
   Vanguard LifeStrategy Conservative Growth ...............           --           --           --           --           --

                                                                             Year To Date
                                                                             Total Returns
                                                             Portfolio      For Year Ending
                                                             Director         December 31,
                                                               Plus      ------------------------
                                                             Division       1998         1997
                                                             ---------   ----------   ----------
ACTIVELY MANAGED EQUITY FUNDS

   American General International Growth Fund ..............        33       5.17(a)      N/A
   American General Large Cap Growth Fund ..................        39      24.08(a)      N/A
   American General Mid Cap Growth Fund ....................        37      34.77(a)      N/A
   American General Small Cap Growth Fund ..................        35      34.94(a)      N/A
   American General International Value Fund ...............        34      14.99(a)      N/A
   American General Large Cap Value Fund ...................        40      24.66(a)      N/A
   American General Mid Cap Value Fund .....................        38      25.47(a)      N/A
   American General Small Cap Value Fund ...................        36      16.53(a)      N/A
   T. Rowe Price Small-Cap Stock Fund ......................        51      14.10(b)      N/A

SPECIALTY EQUITY FUND

   American General Socially Responsible Fund ..............        41      27.78(a)      N/A

BALANCED FUNDS

   American General Balanced Fund ..........................        42      17.01(a)      N/A

INCOME FUNDS

   American General High Yield Bond Fund ...................        60       5.31(a)      N/A
   American General Strategic Bond Fund ....................        59       4.99(a)      N/A
   American General Domestic Bond Fund .....................        43       4.44(a)      N/A
   American General Core Bond Fund .........................        58       2.92(a)      N/A

MONEY MARKET FUND

   American General Money Market Fund ......................        44       1.33(a)      N/A

LIFESTYLE FUNDS

   American General Growth Lifestyle Fund ..................        48      19.25(a)      N/A
   American General Moderate Growth Lifestyle Fund .........        49      18.54(a)      N/A
   American General Conservative Growth Lifestyle Fund .....        50      16.20(a)      N/A
   Vanguard LifeStrategy Growth ............................        52      16.81(b)      N/A
   Vanguard LifeStrategy Moderate Growth ...................        53      12.59(b)      N/A
   Vanguard LifeStrategy Conservative Growth ...............        54       8.40(b)      N/A

(a)      Since August 26, 1998, initial capitalizations of Fund. See Note C.

(b)      Since September 22, 1998, inception of the Division.

The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director 1 and 2 prospectuses. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

                           [Intentionally Left Blank]

================================================================================
                              FINANCIAL STATEMENTS                             5
================================================================================

STATEMENT OF NET ASSETS
December 31, 1998

ASSETS:                                                                                             ALL DIVISIONS
                                                                                                  ----------------
Total investment in shares of mutual funds, at market (cost $11,178,484,452) ..................   $ 14,587,138,409
Balance due from VALIC general account ........................................................          4,821,209
                                                                                                  ----------------
NET ASSETS ....................................................................................     14,591,959,618
                                                                                                  ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts
   (Net of applicable contract loans -- partial withdrawals with right of reinvestment) .......   $ 14,481,888,528
Reserves for annuity contracts on benefit .....................................................         22,530,083
Capital surplus (Note C) ......................................................................         87,541,007
                                                                                                  ----------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .............................................   $ 14,591,959,618
                                                                                                  ================

STATEMENT OF OPERATIONS
For the year ended December 31, 1998

INVESTMENT INCOME:                                                                                  ALL DIVISIONS
                                                                                                  ----------------
Dividends from mutual funds ...................................................................   $    161,161,461
                                                                                                  ----------------

EXPENSES:
Mortality and expense risk charge .............................................................        133,464,532
Reimbursement of expenses (Note C) ............................................................         (5,204,060)
                                                                                                  ----------------
Total expenses ................................................................................        128,260,472
                                                                                                  ----------------
NET INVESTMENT INCOME .........................................................................         32,900,989
                                                                                                  ----------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ..............................................................        256,062,773
Capital gains distributions from mutual funds .................................................        599,950,475
Net unrealized appreciation of investments during the period ..................................      1,171,591,133
                                                                                                  ----------------
Net realized and unrealized gain on investments ...............................................      2,027,604,381
                                                                                                  ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................   $  2,060,505,370
                                                                                                  ================


STATEMENTS OF CHANGES IN NET ASSETS                                                                 ALL DIVISIONS
                                                                                          ------------------------------------
                                                                                                1998                1997
                                                                                          ----------------    ----------------
OPERATIONS:
Net investment income .................................................................   $     32,900,989    $     30,758,096
Net realized gain on investments ......................................................        256,062,773         161,505,567
Capital gains distributions from mutual funds .........................................        599,950,475         289,703,358
Net unrealized appreciation of investments during the period ..........................      1,171,591,133       1,001,756,337
                                                                                          ----------------    ----------------
   Increase in net assets resulting from operations ...................................      2,060,505,370       1,483,723,358
                                                                                          ----------------    ----------------

PRINCIPAL TRANSACTIONS:
Purchase payments .....................................................................      2,363,611,528       1,798,552,034
Surrenders of accumulation units by terminations, withdrawals, and maintenance fees ...       (576,063,916)       (328,105,329)
Annuity benefit payments ..............................................................         (2,688,910)         (2,273,125)
Amounts transferred from VALIC general account ........................................        419,281,138         518,857,110
                                                                                          ----------------    ----------------
   Increase in net assets resulting from principal transactions .......................      2,204,139,840       1,987,030,690
                                                                                          ----------------    ----------------
Total increase in net assets ..........................................................      4,264,645,210       3,470,754,048

NET ASSETS:
Beginning of period ...................................................................     10,327,314,408       6,856,560,360
                                                                                          ----------------    ----------------
End of period .........................................................................   $ 14,591,959,618    $ 10,327,314,408
                                                                                          ================    ================



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
6                             FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF NET ASSETS
December 31, 1998
                                                                             AGSPC           PUTNAM
                                                                         INTERNATIONAL       GLOBAL       TEMPLETON      TEMPLETON
                                                                           EQUITIES          GROWTH        FOREIGN     INTERNATIONAL
                                                                             FUND -          FUND -         FUND -         FUND -
                                                                          DIVISION 11     DIVISION 28    DIVISION 32    DIVISION 20
                                                                         -------------   -------------  -------------  -------------
ASSETS:

Investment in shares of mutual funds, at market .......................  $ 148,718,766   $ 162,850,092  $ 218,291,648  $ 769,418,093
Balance due (to) from VALIC general account ...........................       (444,384)        244,949        176,625         78,110
                                                                         -------------   -------------  -------------  -------------
NET ASSETS ............................................................  $ 148,274,382   $ 163,095,041  $ 218,468,273  $ 769,496,203
                                                                         =============   =============  =============  =============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of applicable
  contract loans -- partial withdrawals with right of reinvestment) ...  $ 148,099,853   $ 163,052,748  $ 218,427,558  $ 769,292,514
Reserves for annuity contracts on benefit .............................        174,529          42,293         40,715        203,689
Capital Surplus (Note C) ..............................................             --              --             --             --
                                                                         -------------   -------------  -------------  -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .....................  $ 148,274,382   $ 163,095,041  $ 218,468,273  $ 769,496,203
                                                                         =============   =============  =============  =============

STATEMENTS OF NET ASSETS
December 31, 1998
                                                                    AMERICAN CENTURY -
                                                                        TWENTIETH       FOUNDERS        AGSPC           AGSPC
                                                                         CENTURY         GROWTH        GROWTH &         SOCIAL
                                                                       ULTRA FUND -      FUND -      INCOME FUND -  AWARENESS FUND -
                                                                        DIVISION 31    DIVISION 30    DIVISION 16     DIVISION 12
                                                                       -------------  -------------  -------------  -------------
ASSETS:

Investment in shares of mutual funds, at market .....................  $ 366,344,764  $ 412,424,559  $ 285,113,626  $ 434,890,057
Balance due (to) from VALIC general account .........................        495,565        496,361        114,285        251,402
                                                                       -------------  -------------  -------------  -------------
NET ASSETS ..........................................................  $ 366,840,329  $ 412,920,920  $ 285,227,911  $ 435,141,459
                                                                       =============  =============  =============  =============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of applicable contract loans -- partial withdrawals with right of reinvestment)..  $ 366,789,363  $ 412,850,610  $ 285,171,395  $ 435,010,800
Reserves for annuity contracts on benefit ...........................         50,966         70,310         56,516        130,659
Capital Surplus (Note C) ............................................             --             --             --             --
                                                                       -------------  -------------  -------------  -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ...................  $ 366,840,329  $ 412,920,920  $ 285,227,911  $ 435,141,459
                                                                       =============  =============  =============  =============

STATEMENTS OF NET ASSETS
December 31, 1998
                                                                                           AGSPC                           AGSPC
                                                                         TEMPLETON         ASSET         VANGUARD      INTERNATIONAL
                                                                      ASSET ALLOCATION   ALLOCATION     WELLINGTON       GOVERNMENT
                                                                           FUND -          FUND -         FUND -         BOND FUND -
                                                                         DIVISION 19      DIVISION 5    DIVISION 25     DIVISION 13
                                                                        -------------   -------------  -------------   -------------
ASSETS:

Investment in shares of mutual funds, at market ......................  $ 324,138,930   $ 227,493,681  $ 406,576,731   $ 169,141,402
Balance due (to) from VALIC general account ..........................        (10,923)         41,476        (66,066)         66,807
                                                                        -------------   -------------  -------------   -------------
NET ASSETS ...........................................................  $ 324,128,007   $ 227,535,157  $ 406,510,665   $ 169,208,209
                                                                        =============   =============  =============   =============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of applicable
  contract loans -- partial withdrawals with right of reinvestment) ..  $ 323,829,380   $ 227,370,013  $ 406,457,643   $ 169,153,179
Reserves for annuity contracts on benefit ............................        298,627         165,144         53,022          55,030
Capital Surplus (Note C) .............................................             --              --             --              --
                                                                        -------------   -------------  -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................  $ 324,128,007   $ 227,535,157  $ 406,510,665   $ 169,208,209
                                                                        =============   =============  =============   =============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                              7
================================================================================


    AGSPC            AGSPC        DREYFUS VARIABLE      PUTNAM         PUTNAM OTC &                        AGSPC
  SCIENCE &        SMALL CAP         INVESTMENT          NEW             EMERGING          AGSPC           MIDCAP
  TECHNOLOGY         INDEX        FUND - SMALL CAP   OPPORTUNITIES        GROWTH           GROWTH          INDEX
   FUND -            FUND -          PORTFOLIO -         FUND -           FUND -           FUND -          FUND -
 DIVISION 17      DIVISION 14        DIVISION 18      DIVISION 26      DIVISION 27      DIVISION 15       DIVISION 4
--------------   --------------    --------------   --------------   --------------   --------------   --------------
$1,357,008,368   $  225,671,866    $  801,729,449   $  411,790,940   $  142,153,064   $1,213,041,349   $  850,345,675
       233,960           (1,195)          277,466          622,014          158,931          219,257          159,959
--------------   --------------    --------------   --------------   --------------   --------------   --------------
$1,357,242,328   $  225,670,671    $  802,006,915   $  412,412,954   $  142,311,995   $1,213,260,606   $  850,505,634
==============   ==============    ==============   ==============   ==============   ==============   ==============


$1,356,787,386   $  225,553,498    $  801,796,471   $  412,396,437   $  142,270,946   $1,212,743,548   $  850,117,314
       454,942          117,173           210,444           16,517           41,049          517,058          388,320
            --               --                --               --               --               --               --
--------------   --------------    --------------   --------------   --------------   --------------   --------------
$1,357,242,328   $  225,670,671    $  802,006,915   $  412,412,954   $  142,311,995   $1,213,260,606   $  850,505,634
==============   ==============    ==============   ==============   ==============   ==============   ==============



                                                                       NEUBERGER
                                                                        BERMAN         SCUDDER            VANGUARD
                AGSPC STOCK INDEX FUND                                 GUARDIAN        GROWTH AND        WINDSOR II
------------------------------------------------------------------       TRUST -      INCOME FUND -         FUND -
 DIVISION 10A      DIVISION 10B     DIVISION 10C     DIVISION 10D     DIVISION 29      DIVISION 21       DIVISION 24
--------------    --------------   --------------   --------------   --------------   --------------   --------------
$  548,095,924    $   42,538,426   $3,335,722,002   $   56,510,591   $   61,347,128   $  247,754,620   $  651,075,950
      (342,049)           10,450        1,070,137            2,453           22,721          213,888          339,032
--------------    --------------   --------------   --------------   --------------   --------------   --------------
$  547,753,875    $   42,548,876   $3,336,792,139   $   56,513,044   $   61,369,849   $  247,968,508   $  651,414,982
==============    ==============   ==============   ==============   ==============   ==============   ==============


$  533,364,910    $   40,484,822   $3,334,328,831   $   56,292,876   $   61,355,625   $  247,893,617   $  651,232,580
    14,388,965         2,064,054        2,463,308          220,168           14,224           74,891          182,402
            --                --               --               --               --               --               --
--------------    --------------   --------------   --------------   --------------   --------------   --------------
$  547,753,875    $   42,548,876   $3,336,792,139   $   56,513,044   $   61,369,849   $  247,968,508   $  651,414,982
==============    ==============   ==============   ==============   ==============   ==============   ==============


                                        AGSPC
                                     GOVERNMENT        VANGUARD         VANGUARD
AGSPC CAPITAL CONSERVATION FUND      SECURITIES       LONG-TERM         LONG-TERM          AGSPC MONEY MARKET FUND
-------------------------------        FUND -       CORPORATE FUND -  TREASURY FUND -   -------------------------------
  DIVISION 1       DIVISION 7        DIVISION 8       DIVISION 22       DIVISION 23       DIVISION 2       DIVISION 6
--------------   --------------    --------------    --------------   --------------    --------------   --------------
$    6,286,289   $   60,017,936    $  113,502,848    $   59,843,445   $  119,293,240    $    4,184,151   $  266,261,605
        13,504          (46,396)          (40,451)          121,207          (41,034)           13,336          389,999
--------------   --------------    --------------    --------------   --------------    --------------   --------------
$    6,299,793   $   59,971,540    $  113,462,397    $   59,964,652   $  119,252,206    $    4,197,487   $  266,651,604
==============   ==============    ==============    ==============   ==============    ==============   ==============

$    6,295,147   $   59,971,540    $  113,462,397    $   59,964,652   $  119,238,598    $    4,197,487   $  266,634,790
         4,646               --                --                --           13,608                --           16,814
            --               --                --                --               --                --               --
--------------   --------------    --------------    --------------   --------------    --------------   --------------
$    6,299,793   $   59,971,540    $  113,462,397    $   59,964,652   $  119,252,206    $    4,197,487   $  266,651,604
==============   ==============    ==============    ==============   ==============    ==============   ==============

================================================================================
8                             FINANCIAL STATEMENTS
================================================================================




STATEMENTS OF NET ASSETS
December 31, 1998
                                                                            AMERICAN        AMERICAN      AMERICAN       AMERICAN
                                                                             GENERAL         GENERAL       GENERAL        GENERAL
                                                                          INTERNATIONAL   INTERNATIONAL   SMALL CAP      SMALL CAP
                                                                          GROWTH FUND -   VALUE FUND -   GROWTH FUND -  VALUE FUND -
                                                                           DIVISION 33     DIVISION 34   DIVISION 35    DIVISION 36
                                                                          ------------    ------------   ------------   ------------
ASSETS:
Investment in shares of mutual funds, at market .......................   $  3,853,567    $  4,153,036   $  5,279,473   $  4,500,106
Balance due to VALIC general account ..................................         (2,817)             --             --             --
                                                                          ------------    ------------   ------------   ------------
NET ASSETS ............................................................   $  3,850,750    $  4,153,036   $  5,279,473   $  4,500,106
                                                                          ============    ============   ============   ============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ....   $         --    $         --   $         --   $         --
Reserves for annuity contracts on benefit .............................             --              --             --             --
Capital surplus (Note C) ..............................................      3,850,750       4,153,036      5,279,473      4,500,106
                                                                          ------------    ------------   ------------   ------------
TOTAL CONTRACT OWNER RESERVES and Capital Surplus .....................   $  3,850,750    $  4,153,036   $  5,279,473   $  4,500,106
                                                                          ============    ============   ============   ============


STATEMENTS OF NET ASSETS
December 31, 1998
                                                                          AMERICAN       AMERICAN      AMERICAN       AMERICAN
                                                                           GENERAL        GENERAL       GENERAL        GENERAL
                                                                           MID CAP        MID CAP      LARGE CAP      LARGE CAP
                                                                         GROWTH FUND -  VALUE FUND -  GROWTH FUND -  VALUE FUND -
                                                                         DIVISION 37    DIVISION 38   DIVISION 39    DIVISION 40
                                                                         -----------    -----------   -----------    -----------
ASSETS:
Investment in shares of mutual funds, at market ......................   $ 5,475,870    $ 4,972,209   $ 3,549,043    $ 3,626,750
Balance due to VALIC general account .................................          (270)            --        (1,410)            --
                                                                         -----------    -----------   -----------    -----------
NET ASSETS ...........................................................   $ 5,475,600    $ 4,972,209   $ 3,547,633    $ 3,626,750
                                                                         ===========    ===========   ===========    ===========


CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...   $        --    $        --   $        --    $        --
Reserves for annuity contracts on benefit ............................            --             --            --             --
Capital surplus (Note C) .............................................     5,475,600      4,972,209     3,547,633      3,626,750
                                                                         -----------    -----------   -----------    -----------
TOTAL CONTRACT OWNER RESERVES and Capital Surplus ....................   $ 5,475,600    $ 4,972,209   $ 3,547,633    $ 3,626,750
                                                                         ===========    ===========   ===========    ===========


STATEMENTS OF NET ASSETS
December 31, 1998
                                                                          AMERICAN       AMERICAN       AMERICAN        AMERICAN
                                                                      GENERAL SOCIALLY    GENERAL        GENERAL         GENERAL
                                                                         RESPONSIBLE     BALANCED        DOMESTIC      MONEY MARKET
                                                                            FUND -         FUND -       BOND FUND -       FUND -
                                                                         DIVISION 41    DIVISION 42     DIVISION 43    DIVISION 44
                                                                         ------------   ------------   ------------   ------------
ASSETS:
Investment in shares of mutual funds, at market ......................   $  6,409,166   $  5,868,671   $  1,309,568   $  5,082,478
Balance due to VALIC general account .................................             --             --             --             --
                                                                         ------------   ------------   ------------   ------------
NET ASSETS ...........................................................   $  6,409,166   $  5,868,671   $  1,309,568   $  5,082,478
                                                                         ============   ============   ============   ============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...   $         --   $         --   $         --   $         --
Reserves for annuity contracts on benefit ............................             --             --             --             --
Capital surplus (Note C) .............................................      6,409,166      5,868,671      1,309,568      5,082,478
                                                                         ------------   ------------   ------------   ------------
TOTAL CONTRACT OWNER RESERVES and Capital Surplus ....................   $  6,409,166   $  5,868,671   $  1,309,568   $  5,082,478
                                                                         ============   ============   ============   ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                              9
================================================================================


   AMERICAN          AMERICAN           AMERICAN          AMERICAN       AMERICAN         AMERICAN
   GENERAL            GENERAL           GENERAL           GENERAL         GENERAL          GENERAL        T. ROWE PRICE
   GROWTH         MODERATE GROWTH  CONSERVATIVE GROWTH     CORE          STRATEGIC        HIGH YIELD     SMALL-CAP STOCK
LIFESTYLE FUND -  LIFESTYLE FUND -   LIFESTYLE FUND -   BOND FUND -      BOND FUND -       BOND FUND          FUND -
 DIVISION 48       DIVISION 49        DIVISION 50       DIVISION 58      DIVISION 59      DIVISION 60      DIVISION 51
--------------    --------------    --------------    --------------   --------------   --------------   --------------
$    5,991,538    $    5,950,028    $    5,829,911    $    5,161,936   $    5,265,532   $    5,282,173   $          139
        (9,933)           (4,420)           (1,198)               --               --               --               --
--------------    --------------    --------------    --------------   --------------   --------------   --------------
$    5,981,605    $    5,945,608    $    5,828,713    $    5,161,936   $    5,265,532   $    5,282,173   $          139
==============    ==============    ==============    ==============   ==============   ==============   ==============

$           --    $           --    $           --    $           --   $           --   $           --   $          139
            --                --                --                --               --               --               --
     5,981,605         5,945,608         5,828,713         5,161,936        5,265,532        5,282,173               --
--------------    --------------    --------------    --------------   --------------   --------------   --------------
$    5,981,605    $    5,945,608    $    5,828,713    $    5,161,936   $    5,265,532   $    5,282,173   $          139
==============    ==============    ==============    ==============   ==============   ==============   ==============



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
10                            FINANCIAL STATEMENTS
===============================================================================


STATEMENTS OF OPERATIONS                                     AGSPC           PUTNAM
For the year ended December 31, 1998                      INTERNATIONAL      GLOBAL         TEMPLETON          TEMPLETON
                                                            EQUITIES         GROWTH          FOREIGN         INTERNATIONAL
                                                             FUND -          FUND -           FUND -            FUND -
                                                           DIVISION 11     DIVISION 28      DIVISION 32       DIVISION 20
                                                          ------------    ------------     ------------     --------------
INVESTMENT INCOME:
Dividends from mutual funds ..........................    $  3,115,042    $    607,762     $  5,873,157     $ 17,844,520
                                                          ------------    ------------     ------------     ------------
 EXPENSES:
Mortality and expense risk charge ....................       1,507,006       1,281,924        2,636,652        9,900,147
Reimbursement of expenses (Note C) ...................            --          (256,355)        (526,963)            --
                                                          ------------    ------------     ------------     ------------
   Total expenses ....................................       1,507,006       1,025,569        2,109,689        9,900,147
                                                          ------------    ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS) .........................       1,608,036        (417,807)       3,763,468        7,944,373
                                                          ------------    ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ..............       4,716,155         107,190       (1,076,896)      52,533,310
Capital gains distributions from mutual funds ........      11,021,627       4,089,731       17,280,633       31,903,839
Net unrealized appreciation (depreciation)
  of investments during the year .....................       7,346,991      21,600,190      (34,315,820)     (37,039,574)
                                                          ------------    ------------     ------------     ------------
Net realized and unrealized gain (loss) on investments      23,084,773      25,797,111      (18,112,083)      47,397,575
                                                          ------------    ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..........................    $ 24,692,809    $ 25,379,304     $(14,348,615)    $ 55,341,948
                                                          ============    ============     ============     ============


                                                                                                               AGSPC
STATEMENTS OF OPERATIONS                                 AMERICAN CENTURY-   FOUNDERS          AGSPC           SOCIAL
For the year ended December 31, 1998                         TWENTIETH        GROWTH         GROWTH &        AWARENESS
                                                           CENTURY ULTRA      FUND -       INCOME FUND -       FUND -
                                                               FUND -       DIVISION 30     DIVISION 16     DIVISION 12
                                                          ------------    ------------     ------------     ------------

INVESTMENT INCOME:
Dividends from mutual funds ..........................    $       --      $    202,602     $  1,219,255     $  3,599,599
                                                          ------------    ------------     ------------     ------------
EXPENSES:
Mortality and expense risk charge ....................       2,804,758       3,631,491        2,643,321        3,409,326
Reimbursement of expenses (Note C) ...................        (521,841)       (726,411)            --               --
                                                          ------------    ------------     ------------     ------------
   Total expenses ....................................       2,282,917       2,905,080        2,643,321        3,409,326
                                                          ------------    ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS) .........................      (2,282,917)     (2,702,478)      (1,424,066)         190,273
                                                          ------------    ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:

Net realized gain on investments .....................         473,963         669,679       10,494,295        2,220,138
Capital gains distributions from mutual funds ........      30,532,354      21,151,616       20,275,426       37,003,617
Net unrealized appreciation (depreciation)
   of investments during the year ....................      39,033,600      42,627,883        3,996,252       38,477,902
                                                          ------------    ------------     ------------     ------------
Net realized and unrealized gain (loss) on investments      70,039,917      64,449,178       34,765,973       77,701,657
                                                          ------------    ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........................    $ 67,757,000    $ 61,746,700     $ 33,341,907     $ 77,891,930
                                                          ============    ============     ============     ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              SEPARATE ACCOUNT A                              11
================================================================================


    AGSPC              AGSPC         DREYFUS VARIABLE         PUTNAM             PUTNAM OTC &
   SCIENCE &         SMALL CAP        INVESTMENT FUND           NEW                EMERGING            AGSPC             AGSPC
  TECHNOLOGY           INDEX           - SMALL CAP         OPPORTUNITIES            GROWTH            GROWTH             MIDCAP
     FUND -            FUND -           PORTFOLIO -             FUND -               FUND -            FUND -         INDEX FUND -
  DIVISION 17       DIVISION 14        DIVISION 18           DIVISION 26          DIVISION 27       DIVISION 15        DIVISION 4
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
 $          --     $   2,611,782      $       2,936        $           --        $   4,436,796     $          --      $   7,011,168
 -------------     -------------      -------------        --------------        -------------     -------------      -------------

    10,381,062         2,289,688         10,348,098             3,363,729            1,438,779        10,623,737          7,700,596
            --                --         (1,244,807)             (672,401)            (288,124)               --                 --
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
    10,381,062         2,289,688          9,103,291             2,691,328            1,150,655        10,623,737          7,700,596
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
   (10,381,062)          322,094         (9,100,355)           (2,691,328)           3,286,141       (10,623,737)          (689,428)
 -------------     -------------      -------------        --------------        -------------     -------------      -------------

    34,745,563         8,661,321         19,673,784               872,455             (332,944)       11,720,556         26,826,443
   113,616,462        18,436,501         15,549,964            12,546,729                   --        51,517,534         69,472,796

   250,423,659       (34,899,835)       (67,338,458)           53,605,222            9,278,020       114,925,718         30,964,965
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
   398,785,684        (7,802,013)       (32,114,710)           67,024,406            8,945,076       178,163,808        127,264,204
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
 $ 388,404,622     $  (7,479,919)     $ (41,215,065)       $   64,333,078        $  12,231,217     $ 167,540,071      $ 126,574,776
 =============     =============      =============        ==============        =============     =============      =============




                                                                                                   SCUDDER
                                                                               NEUBERGER        GROWTH AND          VANGUARD
                        AGSPC STOCK INDEX FUND                                  BERMAN            INCOME           WINDSOR II
 -------------------------------------------------------------------        GUARDIAN TRUST -       FUND -            FUND -
 DIVISION 10A    DIVISION 10B        DIVISION 10C      DIVISION 10D          DIVISION 29       DIVISION 21        DIVISION 24
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
 $   6,134,933   $     482,467       $  33,994,984     $     635,074        $      266,705     $   4,796,472    $  11,495,781
 -------------   -------------       -------------     -------------        --------------     -------------    -------------

     5,099,302         206,480          28,029,502           529,334               728,024         2,644,262        5,873,266
            --         (82,027)                 --                --              (145,133)         (528,762)              --
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
     5,099,302         124,453          28,029,502           529,334               582,891         2,115,500        5,873,266
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
     1,035,631         358,014           5,965,482           105,740              (316,186)        2,680,972        5,622,515
 -------------   -------------       -------------     -------------        --------------     -------------    -------------

    36,292,713       2,895,173          21,789,375         4,368,980               447,267         1,067,960        1,366,076
     2,140,138         166,018          13,033,369           219,975             5,112,104        17,737,903       51,898,120

    82,035,996       6,394,969         631,036,013         7,900,957            (5,621,588)      (15,926,329)         278,987
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
   120,468,847       9,456,160         665,858,757        12,489,912               (62,217)        2,879,534       53,543,183
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
 $ 121,504,478   $   9,814,174       $ 671,824,239     $  12,595,652        $     (378,403)    $   5,560,506    $  59,165,698
 =============   =============       =============     =============        ==============     =============    -------------

================================================================================
12                            FINANCIAL STATEMENTS
================================================================================

                                                                         AGSPC                               AGSPC
                                                      TEMPLETON          ASSET           VANGUARD        INTERNATIONAL
STATEMENTS OF OPERATIONS                           ASSET ALLOCATION    ALLOCATION       WELLINGTON        GOVERNMENT
For the year ended December 31, 1998                   FUND -             FUND -          FUND -           BOND FUND -
                                                     DIVISION 19       DIVISION 5       DIVISION 25       DIVISION 13
                                                   ----------------   ------------     ------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ...................     $  9,488,692      $  5,918,741     $ 11,720,002      $  3,619,997
                                                    ------------      ------------     ------------      ------------
EXPENSES:
Mortality and expense risk charge .............        4,189,971         2,045,234        3,573,103         1,622,993
Reimbursement of expenses (Note C) ............               --                --               --                --
                                                    ------------      ------------     ------------      ------------
   Total expenses .............................        4,189,971         2,045,234        3,573,103         1,622,993
                                                    ------------      ------------     ------------      ------------
NET INVESTMENT INCOME .........................        5,298,721         3,873,507        8,146,899         1,997,004
                                                    ------------      ------------     ------------      ------------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments .......       10,513,951         2,520,862          453,710        (1,068,211)
Capital gains distributions from mutual funds .        9,560,576        12,936,405       30,281,535           872,765
Net unrealized appreciation (depreciation)
  of investments during the year ..............      (10,693,322)       13,072,376      (13,016,167)       21,926,900
                                                    ------------      ------------     ------------      ------------
Net realized and unrealized gain on investments        9,381,205        28,529,643       17,719,078        21,731,454
                                                    ------------      ------------     ------------      ------------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...................     $ 14,679,926      $ 32,403,150     $ 25,865,977      $ 23,728,458
                                                    ============      ============     ============      ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS                            13
================================================================================

                                       AGSPC          VANGUARD          VANGUARD
                                     GOVERNMENT       LONG-TERM         LONG-TERM
AGSPC CAPITAL CONSERVATION FUND      SECURITIES       CORPORATE         TREASURY           AGSPC MONEY MARKET FUND
-------------------------------        FUND -           FUND -           FUND -          ----------------------------
  DIVISION 1       DIVISION 7        DIVISION 8      DIVISION 22       DIVISION 23        DIVISION 2       DIVISION 6
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
 $   402,079      $ 3,710,371       $ 5,462,111      $ 2,478,178       $ 3,523,260       $   230,073      $ 9,814,968
 -----------      -----------       -----------      -----------       -----------       -----------      -----------

      63,904          585,563           993,952          504,256           798,645            46,056        1,965,005
          --               --                --          (78,692)         (132,544)               --               --
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
      63,904          585,563           993,952          425,564           666,101            46,056        1,965,005
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
     338,175        3,124,808         4,468,159        2,052,614         2,857,159           184,017        7,849,963
 -----------      -----------       -----------      -----------       -----------       -----------      -----------


      12,194          413,199         1,352,903          136,212         1,195,397                --               --
          --               --                --        1,044,043                --                --               --
      35,832          (35,856)        1,437,930          (64,200)        2,611,560                --               --
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
      48,026          377,343         2,790,833        1,116,055         3,806,957                --               --
 -----------      -----------       -----------      -----------       -----------       -----------      -----------

 $   386,201      $ 3,502,151       $ 7,258,992      $ 3,168,669       $ 6,664,116       $   184,017      $ 7,849,963
============      ===========       ===========      ===========       ===========       ===========      ===========

================================================================================
14                            FINANCIAL STATEMENTS
================================================================================



STATEMENTS OF OPERATIONS                                AMERICAN          AMERICAN          AMERICAN           AMERICAN
For the year ended December 31, 1998                     GENERAL           GENERAL           GENERAL            GENERAL
                                                      INTERNATIONAL     INTERNATIONAL       SMALL CAP         SMALL CAP
                                                      GROWTH FUND -      VALUE FUND -      GROWTH FUND -     VALUE FUND -
                                                       DIVISION 33*      DIVISION 34*      DIVISION 35*      DIVISION 36*
                                                      -------------     -------------     -------------     -------------
INVESTMENT INCOME:
Dividends from mutual funds ...................        $       --        $    5,760        $       --        $   13,079
                                                       ----------        ----------        ----------        ----------
EXPENSES:
Mortality and expense risk charge .............                --                --                --                --
Reimbursement of expenses (Note C) ............                --                --                --                --
                                                       ----------        ----------        ----------        ----------
   Total expenses .............................                --                --                --                --
                                                       ----------        ----------        ----------        ----------
NET INVESTMENT INCOME .........................                --             5,760                --            13,079
                                                       ----------        ----------        ----------        ----------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:

Net realized gain on investments ..............                --                --                --                --
Capital gains distributions from mutual funds .                --                --            18,373            51,644
Net unrealized appreciation
   of investments during the year .............           200,750           547,276         1,361,100           585,384
                                                       ----------        ----------        ----------        ----------
Net realized and unrealized gain on investments           200,750           547,276         1,379,473           637,028
                                                       ----------        ----------        ----------        ----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...................        $  200,750        $  553,036        $1,379,473        $  650,107
                                                       ==========        ==========        ==========        ==========


STATEMENTS OF OPERATIONS                                AMERICAN          AMERICAN         AMERICAN           AMERICAN
For the year ended December 31, 1998                     GENERAL          GENERAL           GENERAL            GENERAL
                                                         MID CAP           MID CAP         LARGE CAP         LARGE CAP
                                                       GROWTH FUND -     VALUE FUND -     GROWTH FUND -      VALUE FUND -
                                                       DIVISION 37*      DIVISION 38*     DIVISION 39*       DIVISION 40*
                                                      -------------     -------------     -------------     -------------
INVESTMENT INCOME:
Dividends from mutual funds ...................        $       --        $   10,079        $    2,093        $   10,224
                                                       ----------        ----------        ----------        ----------

EXPENSES:
Mortality and expense risk charge .............                --                --                --                --
Reimbursement of expenses (Note C) ............                --                --                --                --
                                                       ----------        ----------        ----------        ----------
   Total expenses .............................                --                --                --                --
                                                       ----------        ----------        ----------        ----------
NET INVESTMENT INCOME .........................                --            10,079             2,093            10,224
                                                       ----------        ----------        ----------        ----------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:

Net realized gain on investments ..............                --                --                --                --
Capital gains distributions from mutual funds .                --           115,562                --                --
Net unrealized appreciation
  of investments during the year ..............         1,425,600           896,569           695,540           716,526
                                                       ----------        ----------        ----------        ----------
Net realized and unrealized gain on investments         1,425,600         1,012,131           695,540           716,526
                                                       ----------        ----------        ----------        ----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...................        $1,425,600        $1,022,210        $  697,633        $  726,750
                                                       ==========        ==========        ==========        ==========


 * For the period from August 26, 1998 (initial capital contribution date) through December 31, 1998.
      See Note C.
 **   For the period from September 22, 1998 through December 31, 1998.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             15
================================================================================




 AMERICAN                                                                                   AMERICAN          AMERICAN
  GENERAL                            AMERICAN           AMERICAN         AMERICAN           GENERAL           GENERAL
 SOCIALLY          AMERICAN           GENERAL           GENERAL          GENERAL           MODERATE        CONSERVATIVE
RESPONSIBLE         GENERAL           DOMESTIC           MONEY           GROWTH             GROWTH            GROWTH
   FUND -        BALANCED FUND -     BOND FUND -      MARKET FUND -   LIFESTYLE FUND -  LIFESTYLE FUND -  LIFESTYLE FUND -
DIVISION 41*      DIVISION 42*      DIVISION 43*      DIVISION 44*    DIVISION 48*       DIVISION 49*       DIVISION 50*
------------     ---------------    ------------      -------------   ----------------  ----------------  ----------------
$   23,760        $   29,084        $   14,978        $   82,478        $   11,226        $   19,912        $   27,772
----------        ----------        ----------        ----------        ----------        ----------        ----------

        --                --                --                --                --                --                --
        --                --                --                --                --                --                --
----------        ----------        ----------        ----------        ----------        ----------        ----------
        --                --                --                --                --                --                --
----------        ----------        ----------        ----------        ----------        ----------        ----------
    23,760            29,084            14,978            82,478            11,226            19,912            27,772
----------        ----------        ----------        ----------        ----------        ----------        ----------


        --                --                --                --                --                --                --
   285,733            34,051            15,898                --                --                --                --

 1,099,673           805,536            28,692                --           970,379           925,696           800,941
----------        ----------        ----------        ----------        ----------        ----------        ----------
 1,385,406           839,587            44,590                --           970,379           925,696           800,941
----------        ----------        ----------        ----------        ----------        ----------        ----------

$1,409,166        $  868,671        $   59,568        $   82,478        $  981,605        $  945,608        $  828,713
==========        ==========        ==========        ==========        ==========        ==========        ==========



 AMERICAN          AMERICAN          AMERICAN
  GENERAL          GENERAL           GENERAL         T. ROWE PRICE
   CORE            STRATEGIC        HIGH YIELD      SMALL-CAP STOCK
BOND FUND -       BOND FUND -       BOND FUND -          FUND -
DIVISION 58*     DIVISION 59*      DIVISION 60*       DIVISION 51**
------------     ------------      ------------     ----------------
$   50,247        $   69,000        $   92,262        $       --
----------        ----------        ----------        ----------

        --                --                --                --
        --                --                --                --
----------        ----------        ----------        ----------
        --                --                --                --
----------        ----------        ----------        ----------
    50,247            69,000            92,262                --
----------        ----------        ----------        ----------


        --                --                --                --
    16,291            11,064                --                --

    95,397           185,469           189,911                --
----------        ----------        ----------        ----------
   111,688           196,533           189,911                --
----------        ----------        ----------        ----------

$  161,935        $  265,533        $  282,173        $       --
==========        ==========        ==========        ==========

================================================================================
16                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     AGSPC
                                                                             INTERNATIONAL EQUITIES
                                                                               FUND - DIVISION 11
                                                                         ------------------------------
                                                                               1998            1997
                                                                         -------------    -------------
OPERATIONS:
Net investment income (loss) .........................................   $   1,608,036    $   1,546,185
Net realized gain (loss) on investments ..............................       4,716,155        8,844,811
Capital gains distributions from mutual funds ........................      11,021,627        4,593,062
Net unrealized appreciation (depreciation)
  of investments during the year .....................................       7,346,991      (11,693,489)
                                                                         -------------    -------------
     Increase (decrease) in net assets resulting from operations .....      24,692,809        3,290,569
                                                                         -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................      14,604,832       21,604,936
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................      (9,033,065)      (8,085,959)
Annuity benefit payments .............................................         (17,602)         (10,712)
Amounts transferred interdivision, and (to) from VALIC general account     (33,973,374)     (56,024,580)
                                                                         -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions .........................     (28,419,209)     (42,516,315)
                                                                         -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................      (3,726,400)     (39,225,746)

NET ASSETS:
Beginning of year ....................................................     152,000,782      191,226,528
                                                                         -------------    -------------
End of year ..........................................................   $ 148,274,382    $ 152,000,782
                                                                         =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................     122,716,744      156,226,314
Purchase payments ....................................................      10,549,627       17,325,859
Surrenders ...........................................................      (6,694,955)      (6,456,410)
Transfers -- interdivision and (to) from VALIC general account .......     (24,759,665)     (44,379,019)
                                                                         -------------    -------------
Total units outstanding, end of year .................................     101,811,751      122,716,744
                                                                         =============    =============
Units outstanding, by class:
   Standard units ....................................................     101,811,751      122,716,744
   Enhanced units:
     20 bp reduced ...................................................              --               --
     40 bp reduced ...................................................              --               --
                                                                         -------------    -------------
Accumulation units end of year .......................................     101,811,751      122,716,744
                                                                         =============    =============

                                                                                   DECEMBER 31
                                                                         ------------------------------
                                                                               1998            1997
                                                                         -------------    -------------
Accumulation value per unit:
   Standard unit......................................................   $    1.454644    $    1.237299
   Enhanced unit:
     20 bp reduced....................................................              --               --
     40 bp reduced....................................................              --               --


                                                                              PUTNAM GLOBAL GROWTH
                                                                                FUND - DIVISION 28
                                                                         ------------------------------
                                                                                1998            1997
                                                                         -------------    -------------
OPERATIONS:
Net investment income (loss) .........................................   $    (417,807)   $     825,963
Net realized gain (loss) on investments ..............................         107,190          172,968
Capital gains distributions from mutual funds ........................       4,089,731        9,300,593
Net unrealized appreciation (depreciation)
  of investments during the year .....................................      21,600,190       (7,591,166)
                                                                         -------------    -------------
     Increase (decrease) in net assets resulting from operations .....      25,379,304        2,708,358
                                                                         -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................      45,226,423       18,196,466
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................      (3,310,436)        (812,004)
Annuity benefit payments .............................................          (2,617)          (1,799)
Amounts transferred interdivision, and (to) from VALIC general account      36,967,959       21,134,329
                                                                         -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions .........................      78,881,329       38,516,992
                                                                         -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................     104,260,633       41,225,350

NET ASSETS:
Beginning of year ....................................................      58,834,408       17,609,058
                                                                         -------------    -------------
End of year ..........................................................   $ 163,095,041    $  58,834,408
                                                                         =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................      49,548,732       16,648,600
Purchase payments ....................................................      32,447,084       15,748,353
Surrenders ...........................................................      (2,408,897)        (675,628)
Transfers -- interdivision and (to) from VALIC general account .......      28,040,873       17,827,407
                                                                         -------------    -------------
Total units outstanding, end of year .................................     107,627,792       49,548,732
                                                                         =============    =============
Units outstanding, by class:
   Standard units ....................................................     101,468,260       49,548,732
   Enhanced units:
     20 bp reduced ...................................................       6,153,771               --
     40 bp reduced ...................................................           5,760               --
                                                                         -------------    -------------
Accumulation units end of year .......................................     107,627,792       49,548,732
                                                                         =============    =============
                                                                                   DECEMBER 31
                                                                         ------------------------------
                                                                               1998            1997
                                                                         -------------    -------------

Accumulation value per unit:
   Standard unit......................................................   $    1.512865    $    1.186775
   Enhanced unit:
     20 bp reduced....................................................        1.549587               --
     40 bp reduced....................................................        1.591007               --




SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             17
================================================================================



      TEMPLETON FOREIGN              TEMPLETON INTERNATIONAL          AGSPC SCIENCE & TECHNOLOGY             AGSPC SMALL CAP
      FUND - DIVISION 32               FUND - DIVISION 20                 FUND - DIVISION 17           INDEX FUND - DIVISION 14
----------------------------       ----------------------------     -----------------------------     ----------------------------
      1998            1997              1998            1997             1998            1997              1998            1997
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
$   3,763,468  $   3,566,211       $   7,944,373  $   7,044,706     $  (10,381,062) $ (8,359,405)     $     322,094  $     321,469
   (1,076,896)       180,290          52,533,310     24,143,886         34,745,563    27,202,326          8,661,321      7,403,801
   17,280,633     12,359,374          31,903,839      6,157,699        113,616,462             --        18,436,501     17,477,318
  (34,315,820)   (16,286,999)        (37,039,574)    33,826,345        250,423,659   (11,571,856)       (34,899,835)    13,195,192
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
  (14,348,615)      (181,124)         55,341,948     71,172,636        388,404,622     7,271,065         (7,479,919)    38,397,780
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------


   72,575,285     63,929,059         114,632,129    127,443,761        195,575,628   203,196,325         28,153,952     26,031,893
   (7,939,318)     (2,231,179)       (35,093,007)   (21,498,080)       (44,292,549)  (27,661,660)       (11,145,100)    (8,101,115)
       (1,991)        (1,149)             (9,179)        (6,675)           (17,543)      (17,353)            (7,293)        (6,381)
  (12,669,089)    79,881,321         (95,114,875)    22,603,734        (92,089,284)   15,908,913        (13,919,719)   (10,731,749)
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

   51,964,887    141,578,052         (15,584,932)   128,542,740         59,176,252   191,426,225          3,081,840      7,192,648
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
   37,616,272    141,396,928          39,757,016    199,715,376        447,580,874   198,697,290         (4,398,079)    45,590,428


  180,852,001     39,455,073         729,739,187    530,023,811        909,661,454   710,964,164        230,068,750    184,478,322
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
$ 218,468,273  $ 180,852,001       $ 769,496,203  $ 729,739,187     $1,357,242,328  $909,661,454      $ 225,670,671  $ 230,068,750
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------


  159,201,107     36,671,828         463,174,350    378,581,949        397,842,959   315,809,646        106,279,077    103,320,842
   63,265,244     55,441,897          65,837,726     81,609,273         77,332,989    88,179,109         13,084,095     13,258,805
   (7,600,467)    (1,875,284)        (21,321,029)   (13,712,830)       (17,946,718)  (11,448,429)        (5,229,338)    (4,191,154)
  (10,799,968)    68,962,666         (55,271,958)    16,695,958        (35,393,395)    5,302,633         (6,753,994)    (6,109,416)
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
  204,065,916    159,201,107         452,419,089    463,174,350        421,835,835   397,842,959        107,379,840    106,279,077
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

  198,626,024    159,201,107         452,419,089    463,174,350       418,601,069    397,842,959        107,321,015    106,279,077

    5,437,288              --                  --              --       3,228,389              --            58,825             --
        2,604              --                  --              --           6,377              --                 --            --
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
  204,065,916    159,201,107         452,419,089    463,174,350        421,835,835   397,842,959        107,379,840    106,279,077
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

         DECEMBER 31                      DECEMBER 31                        DECEMBER 31                       DECEMBER 31
----------------------------       ----------------------------     -----------------------------     ----------------------------
     1998          1997                 1998           1997              1998            1997              1998          1997
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

$    1.069704  $    1.135778       $    1.700398  $    1.575168     $     3.216190  $   2.285739      $    2.100506  $    2.163595

     1.094954             --                  --             --           3.241847            --           2.125983             --
     1.123840             --                  --             --           3.272354            --                 --             --

================================================================================
18                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  DREYFUS SMALL CAP
                                                                               PORTFOLIO - DIVISION 18
                                                                           --------------------------------
                                                                               1998               1997
                                                                           -------------      -------------
OPERATIONS:
Net investment income (loss) .........................................     $  (9,100,355)     $  (7,877,254)
Net realized gain (loss) on investments ..............................        19,673,784         10,514,976
Capital gains distributions from mutual funds ........................        15,549,964         47,781,324
Net unrealized appreciation (depreciation)
  of investments during the year .....................................       (67,338,458)        56,534,602
                                                                           -------------      -------------
Increase (decrease) in net assets resulting from operations ..........       (41,215,065)       106,953,648
                                                                           -------------      -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................       136,010,701        152,268,343
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................       (37,151,392)       (25,995,894)
Annuity benefit payments .............................................           (12,769)           (13,079)
Amounts transferred interdivision, and (to) from VALIC general account      (105,448,868)       (41,774,769)
                                                                           -------------      -------------
     Increase (decrease) in net assets
        resulting from principal transactions ........................        (6,602,328)        84,484,601
                                                                           -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................       (47,817,393)       191,438,249

Net Assets:
Beginning of year ....................................................       849,824,308        658,386,059
                                                                           -------------      -------------
End of year ..........................................................     $ 802,006,915      $ 849,824,308
                                                                           =============      =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................       479,851,525        428,883,250
Purchase payments ....................................................        78,837,263         92,300,416
Surrenders ...........................................................       (22,827,377)       (15,764,818)
Transfers -- interdivision and (to) from VALIC general account .......       (61,646,182)       (25,567,323)
                                                                           -------------      -------------
Total units outstanding, end of year .................................       474,215,229        479,851,525
                                                                           =============      =============
Units outstanding, by class:
   Standard units ....................................................       474,215,229        479,851,525
   Enhanced units:
     20 bp reduced ...................................................                --                 --
     40 bp reduced ...................................................                --                 --
                                                                           -------------      -------------
Accumulation units end of year .......................................       474,215,229        479,851,525
                                                                           =============      =============


                                                                                      DECEMBER 31
                                                                           --------------------------------
                                                                                1998               1997
                                                                           -------------      -------------
Accumulation value per unit:
   Standard unit......................................................     $    1.690786   $   1.770622
   Enhanced unit:
     20 bp reduced....................................................                 --              --
     40 bp reduced....................................................                 --              -


                                                                               PUTNAM NEW OPPORTUNITIES
                                                                                  FUND - DIVISION 26
                                                                           --------------------------------
                                                                                  1998            1997
                                                                           -------------      -------------
OPERATIONS:
Net investment income (loss) .........................................     $  (2,691,328)     $  (1,052,294)
Net realized gain (loss) on investments ..............................           872,455            242,887
Capital gains distributions from mutual funds ........................        12,546,729          3,494,327
Net unrealized appreciation (depreciation)
  of investments during the year .....................................        53,605,222         18,445,868
                                                                           -------------      -------------
Increase (decrease) in net assets resulting from operations ..........        64,333,078         21,130,788
                                                                           -------------      -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................       108,017,017         51,769,269
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................        (8,784,234)        (2,540,805)
Annuity benefit payments .............................................              (575)               (61)
Amounts transferred interdivision, and (to) from VALIC general account        84,011,090         44,254,408
     Increase (decrease) in net assets
                                                                           -------------      -------------
        resulting from principal transactions ........................       183,243,298         93,482,811
                                                                           -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................       247,576,376        114,613,599

Net Assets:
Beginning of year ....................................................       164,836,578         50,222,979
                                                                           -------------      -------------
End of year ..........................................................     $ 412,412,954      $ 164,836,578
                                                                           =============      =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................       143,395,066         53,001,699
Purchase payments ....................................................        85,839,361         49,995,408
Surrenders ...........................................................        (6,337,162)        (2,517,125)
Transfers -- interdivision and (to) from VALIC general account .......        68,362,756         42,915,084
                                                                           -------------      -------------
Total units outstanding, end of year .................................       291,260,021        143,395,066
                                                                           =============      =============
Units outstanding, by class:
   Standard units ....................................................       280,523,297        143,395,066
   Enhanced units:
     20 bp reduced ...................................................        10,725,927                 --
     40 bp reduced ...................................................            10,797                 --
                                                                           -------------      -------------
Accumulation units end of year .......................................       291,260,021        143,395,066
                                                                           =============      =============

                                                                                      DECEMBER 31
                                                                           --------------------------------
                                                                                1998              1997
                                                                           -------------      -------------
Accumulation value per unit:
   Standard unit......................................................     $    1.415175      $    1.149453
   Enhanced unit:
     20 bp reduced....................................................          1.434946                 --
     40 bp reduced....................................................          1.459115                 --



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               Separate Account A                             19
================================================================================

                                                                                                          AMERICAN CENTURY -
   PUTNAM OTC & EMERGING                  AGSPC GROWTH                  AGSPC MIDCAP INDEX            TWENTIETH CENTURY ULTRA
 GROWTH FUND - DIVISION 27             FUND - DIVISION 15                FUND - DIVISION 4                FUND - DIVISION 31
----------------------------     -----------------------------     ----------------------------     ----------------------------
     1998            1997             1998            1997             1998            1997               1998            1997
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
$   3,286,141   $   (720,013)    $  (10,623,737)  $ (7,550,418)    $    (689,428)  $    535,199     $  (2,282,917)  $   (633,243)
     (332,944)       (47,363)        11,720,556      6,207,654        26,826,443     19,471,600           473,963        316,651
           --             --         51,517,534     15,041,175        69,472,796     39,891,431        30,532,354     24,559,704
    9,278,020      8,912,297        114,925,718    132,575,644        30,964,965    109,426,279        39,033,600    (16,326,801)
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
   12,231,217      8,144,921        167,540,071    146,274,055       126,574,776    169,324,509        67,757,000      7,916,311
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------

   36,165,527     32,976,492        183,983,180    185,814,571        71,049,146     66,141,090        95,865,928     43,175,072
   (4,499,407)    (1,887,137)       (45,145,966)   (24,997,689)      (37,639,412)    (24,993,718)      (6,987,387)    (1,444,132)
       (2,072)        (1,777)           (23,099)       (18,116)          (23,570)       (20,499)           (1,933)          (950)
      960,600     14,456,676        (34,517,049)      (764,959)      (40,068,991)   (45,549,090)       86,438,332     56,804,430
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------

   32,624,648     45,544,254        104,297,066    160,033,807        (6,682,827)    (4,422,217)      175,314,940     98,534,420
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
   44,855,865     53,689,175        271,837,137    306,307,862       119,891,949    164,902,292       243,071,940    106,450,731


   97,456,130     43,766,955        941,423,469    635,115,607       730,613,685    565,711,393       123,768,389     17,317,658
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
$ 142,311,995   $ 97,456,130     $1,213,260,606  $ 941,423,469     $ 850,505,634   $730,613,685     $ 366,840,329   $123,768,389
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------


   99,785,041     48,902,828        453,172,490    366,272,509       171,065,657    172,816,978        97,745,282     16,654,076
   36,257,228     36,775,163         82,864,073     99,349,760        16,010,438     17,600,471        63,913,168     36,243,458
   (4,704,400)    (2,370,530)       (20,670,419)   (12,033,793)       (8,724,789)    (6,688,206)       (4,133,151)    (1,152,164)
    1,221,835     16,477,580        (16,039,778)      (415,986)       (9,311,419)   (12,663,586)       59,835,828     45,999,912
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
  132,559,704     99,785,041        499,326,366    453,172,490       169,039,887    171,065,657       217,361,127     97,745,282
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------

  129,463,792     99,785,041        494,997,997    453,172,490       169,039,887    171,065,657       209,221,513     97,745,282

    3,092,839              --         4,324,799             --                --              --        8,116,612             --
        3,073              --             3,570             --                --              --           23,002             --
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
  132,559,704     99,785,041        499,326,366    453,172,490       169,039,887    171,065,657       217,361,127     97,745,282
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------


        DECEMBER 31                        DECEMBER 31                      DECEMBER 31                        DECEMBER 31
----------------------------     -----------------------------     ----------------------------     ----------------------------
    1998            1997              1998            1997              1998          1997              1998             1997
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
$    1.072660   $   0.976262     $     2.428587   $   2.076503     $    5.029093   $   4.269122     $    1.685503   $   1.265937

     1.098295             --           2.448443             --                --             --          1.737734              --
     1.127653             --           2.471473             --                --             --          1.798208              --


================================================================================
20                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FOUNDERS GROWTH               AGSPC GROWTH & INCOME
                                                                         FUND - DIVISION 30              FUND - DIVISION 16
                                                                   -----------------------------   -----------------------------
                                                                       1998            1997            1998            1997
                                                                   -----------------------------   -----------------------------
OPERATIONS:
Net investment income (loss) ....................................  $  (2,702,478)  $    (229,837)  $  (1,424,066)  $  (1,206,116)
Net realized gain on investments ................................        669,679         270,661      10,494,295       3,270,580
Capital gains distributions from mutual funds ...................     21,151,616      21,678,474      20,275,426       2,863,622
Net unrealized appreciation (depreciation)
  of investments during the year ................................     42,627,883      (6,466,051)      3,996,252      38,217,716
                                                                   -------------   -------------   -------------   -------------
     Increase in net assets resulting from operations ...........     61,746,700      15,253,247      33,341,907      43,145,802
                                                                   -------------   -------------   -------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................    117,393,497      54,770,398      39,532,854      44,825,180
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................     (9,478,330)     (1,863,811)    (11,951,930)     (8,344,519)
Annuity benefit payments ........................................         (1,096)            (66)         (3,597)         (2,954)
Amounts transferred interdivision, and (to) from
  VALIC general account .........................................     72,791,918      70,189,987     (32,787,298)      5,944,261
                                                                   -------------   -------------   -------------   -------------
     Increase (decrease) in net assets
       resulting from principal transactions ....................    180,705,989     123,096,508      (5,209,971)     42,421,968
                                                                   -------------   -------------   -------------   -------------
TOTAL INCREASE IN NET ASSETS ....................................    242,452,689     138,349,755      28,131,936      85,567,770

NET ASSETS:
Beginning of year ...............................................  $ 170,468,231      32,118,476     257,095,975     171,528,205
                                                                   -------------   -------------   -------------   -------------
End of year .....................................................    412,920,920   $ 170,468,231   $ 285,227,911   $ 257,095,975
                                                                   =============   =============   =============   =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ............................    132,167,162      31,197,464     132,434,555     108,341,635
Purchase payments ...............................................     80,460,723      45,575,203      19,715,398      24,988,066
Surrenders ......................................................     (6,588,832)     (1,491,261)     (6,142,924)     (4,697,640)
Transfers -- interdivision and (to) from VALIC general account ..     52,471,956      56,885,756     (16,456,334)      3,802,494
                                                                   -------------   -------------   -------------   -------------
Total units outstanding, end of year ............................    258,511,009     132,167,162     129,550,695     132,434,555
                                                                   =============   =============   =============   =============
Units outstanding, by class:
   Standard units ...............................................    250,777,959     132,167,162     129,550,695     132,434,555
   Enhanced units:
     20 bp reduced ..............................................      7,720,189              --              --              --
     40 bp reduced ..............................................         12,861              --              --              --
                                                                   -------------   -------------   -------------   -------------
Accumulation units end of year ..................................    258,511,009     132,167,162     129,550,695     132,434,555
                                                                   =============   =============   =============   =============

                                                                            DECEMBER 31                        DECEMBER 31
                                                                   -----------------------------   -----------------------------
                                                                         1998           1997             1998           1997
                                                                   -----------------------------   -----------------------------
Accumulation value per unit:
   Standard unit ................................................  $    1.595913   $    1.289513   $    2.201234   $    19981997
   Enhanced unit:
     20 bp reduced ..............................................       1.633282              --              --              --
     40 bp reduced ..............................................       1.676366              --              --              --

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             21
================================================================================


                                                        AGSPC STOCK INDEX FUND
     AGSPC SOCIAL AWARENESS       ----------------------------------------------------------------
      FUND - DIVISION 12                  DIVISION 10A                        DIVISION 10B
------------------------------    ------------------------------    ------------------------------
     1998            1997              1998            1997                1998            1997
------------------------------    ------------------------------    ------------------------------
$     190,273    $     281,520    $   1,035,631    $   2,030,016    $     358,014    $     399,877
    2,220,138        1,158,707       36,292,713       23,392,823        2,895,173        2,137,197
   37,003,617        9,560,562        2,140,138        2,365,369          166,018          185,844

   38,477,902       33,369,211       82,035,996       89,338,679        6,394,969        6,910,324
-------------    -------------    -------------    -------------    -------------    -------------
   77,891,930       44,370,000      121,504,478      117,126,887        9,814,174        9,633,242
-------------    -------------    -------------    -------------    -------------    -------------

   72,710,322       44,746,508        4,116,842        3,670,819          204,507          231,218

  (13,355,087)      (5,475,293)     (30,874,894)     (24,373,318)      (2,153,577)      (2,331,031)
       (9,481)              --       (1,996,857)      (1,717,390)        (327,696)        (285,785)

   54,323,803       55,022,728      (14,779,077)      (3,572,644)      (1,934,563)      (1,027,537)
-------------    -------------    -------------    -------------    -------------    -------------

  113,669,557       94,293,943      (43,533,986)     (25,992,533)      (4,211,329)      (3,413,135)
-------------    -------------    -------------    -------------    -------------    -------------
  191,561,487      138,663,943       77,970,492       91,134,354        5,602,845        6,220,107


  243,579,972      104,916,029      469,783,383      378,649,029       36,946,031       30,725,924
-------------    -------------    -------------    -------------    -------------    -------------
$ 435,141,459    $ 243,579,972    $ 547,753,875    $ 469,783,383    $  42,548,876    $  36,946,031
=============    =============    =============    =============    =============    =============


   81,577,104       46,574,016       25,835,933       27,379,389        1,256,974        1,380,401
   21,359,028       16,505,152          206,729          226,321            6,328            9,647
   (3,889,138)      (1,970,414)      (1,549,859)      (1,529,579)         (68,344)         (92,576)
   16,555,822       20,468,350         (766,299)        (240,198)         (63,845)         (40,498)
-------------    -------------    -------------    -------------    -------------    -------------
  115,602,816       81,577,104       23,726,504       25,835,933        1,131,113        1,256,974
=============    =============    =============    =============    =============    =============

  114,382,494       81,577,104       23,726,504       25,835,933        1,131,113        1,256,974

    1,218,871               --               --               --               --               --
        1,451               --               --               --               --               --
-------------    -------------    -------------    -------------    -------------    -------------
  115,602,816       81,577,104       23,726,504       25,835,933        1,131,113        1,256,974
=============    =============    =============    =============    =============    =============

           DECEMBER 31                       DECEMBER 31                       DECEMBER 31
------------------------------    ------------------------------    ------------------------------
      1998            1997             1998             1997              1998            1997
------------------------------    ------------------------------    ------------------------------
$    3.762308    $    2.985333    $   22.479709    $   17.679054    $   35.792019    $    27956641
     3.825649               --               --               --
     3.897214               --               --               --

================================================================================
22                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           AGSPC STOCK INDEX FUND
                                                                     -----------------------------------
                                                                                DIVISION 10C
                                                                     ---------------------------------
                                                                           1998             1997
                                                                     ---------------------------------
OPERATIONS:
Net investment income (loss) ......................................  $     5,965,482   $     9,342,792
Net realized gain on investments ..................................       21,789,375        19,691,626
Capital gains distributions from mutual funds .....................       13,033,369        11,611,427
Net unrealized appreciation (depreciation)
  of investments during the year ..................................      631,036,013       475,943,738
                                                                     ---------------   ---------------
    Increase (decrease) in net assets resulting from operations ...      671,824,239       516,589,583
                                                                     ---------------   ---------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................      372,858,039       264,734,800
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................     (130,840,043)      (73,944,144)
Annuity benefit payments ..........................................         (164,035)         (120,896)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................      112,786,439        72,721,787
                                                                     ---------------   ---------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................      354,640,400       263,391,547
                                                                     ---------------   ---------------
TOTAL INCREASE IN NET ASSETS ......................................    1,026,464,639       779,981,130

NET ASSETS:
Beginning of year .................................................    2,310,327,500     1,530,346,370
                                                                     ---------------   ---------------
End of year .......................................................  $ 3,336,792,139   $ 2,310,327,500
                                                                     ===============   ===============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................      615,053,124       536,806,965
Purchase payments .................................................       85,764,962        77,757,636
Surrenders ........................................................      (29,978,801)      (20,920,257)
Transfers -- interdivision and (to) from VALIC general account ....       27,731,410        21,408,780
                                                                     ---------------   ---------------
Total units outstanding, end of year ..............................      698,570,695       615,053,124
                                                                     ===============   ===============
Units outstanding, by class:
  Standard units ..................................................      691,680,049       615,053,124
     Enhanced units:
     20 bp reduced ................................................        6,859,835                --
     40 bp reduced ................................................           30,811                --
                                                                     ---------------   ---------------
Accumulation units end of year ....................................      698,570,695       615,053,124
                                                                     ===============   ===============


                                                                          AGSPC STOCK INDEX FUND
                                                                     ---------------------------------
                                                                                DIVISION 10D
                                                                     ---------------------------------
                                                                          1998               1997
                                                                     ---------------------------------
OPERATIONS:
Net investment income (loss) ......................................  $       105,740   $       222,212
Net realized gain on investments ..................................        4,368,980         3,421,747
Capital gains distributions from mutual funds .....................          219,975           249,976
Net unrealized appreciation (depreciation)
  of investments during the year ..................................        7,900,957         9,003,055
                                                                     ---------------   ---------------
    Increase (decrease) in net assets resulting from operations ...       12,595,652        12,896,990
                                                                     ---------------   ---------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................          654,342           789,193
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................       (3,879,247)       (2,598,402)
Annuity benefit payments ..........................................          (15,905)          (13,201)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................       (2,514,825)       (3,872,680)
                                                                     ---------------   ---------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................       (5,755,635)       (5,695,090)
                                                                     ---------------   ---------------
TOTAL INCREASE IN NET ASSETS ......................................        6,840,017         7,201,900

NET ASSETS:
Beginning of year .................................................       49,673,027        42,471,127
                                                                     ---------------   ---------------
End of year .......................................................  $    56,513,044   $    49,673,027
                                                                     ===============   ===============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................        7,438,537         8,381,704
Purchase payments .................................................           88,428           132,628
Surrenders ........................................................         (521,941)         (430,026)
Transfers -- interdivision and (to) from VALIC general account ....         (349,228)         (645,769)
                                                                     ---------------   ---------------
Total units outstanding, end of year ..............................        6,655,796         7,438,537
                                                                     ===============   ===============
Units outstanding, by class:
  Standard units ..................................................        6,655,796         7,438,537
     Enhanced units:
     20 bp reduced ................................................               --                --
     40 bp reduced ................................................               --                --
                                                                     ---------------   ---------------
Accumulation units end of year ....................................        6,655,796         7,438,537
                                                                     ===============   ===============

                                                            DECEMBER 31                       DECEMBER 31
                                                ---------------------------------   ---------------------------------
                                                        1998            1997             1998              1997
                                                ---------------------------------   ---------------------------------
Accumulation value per unit:
  Standard unit...........................      $      4.772052   $      3.753436   $      8.457722   $      6.652806
     Enhanced unit:
     20 bp reduced........................             4.875028                --                --                --
     40 bp reduced........................             4.991135                --                --                --


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             23
================================================================================

      NEUBERGER BERMAN                SCUDDER GROWTH AND             VANGUARD WINDSOR II              TEMPLETON ASSET
GUARDIAN TRUST  - DIVISION 29     INCOME FUND - DIVISION 21           FUND - DIVISION 24        ALLOCATION FUND - DIVISION 19
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     1998             1997           1998            1997           1998             1997            1998            1997
-----------------------------   -----------------------------   -----------------------------   -----------------------------
$    (316,186)  $     (99,741)  $   2,680,972   $   1,085,048   $   5,622,515   $   3,037,913   $   5,298,721   $   2,826,899
      447,267         406,993       1,067,960         269,953       1,366,076         741,743      10,513,951         982,063
    5,112,104       3,161,542      17,737,903       8,952,194      51,898,120      18,541,072       9,560,576      11,661,872

   (5,621,588)     (1,574,737)    (15,926,329)      4,003,711         278,987      16,110,878     (10,693,322)     13,366,704
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
     (378,403)      1,894,057       5,560,506      14,310,906      59,165,698      38,431,606      14,679,926      28,837,538
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   18,727,026      14,861,097      79,800,185      37,754,331     172,075,011      82,698,118      55,452,646      61,278,823

   (1,971,281)       (661,852)     (7,670,739)     (1,502,937)    (18,029,126)     (3,075,223)    (15,786,958)     (9,457,167)
           --              --          (3,718)         (2,106)         (6,802)         (1,497)        (22,337)        (19,742)

   (1,314,316)     21,010,215      34,897,873      66,400,722     162,813,002     115,544,417     (47,069,555)     41,633,946
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   15,441,429      35,209,460     107,023,601     102,650,010     316,852,085     195,165,815      (7,426,204)     93,435,860
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   15,063,026      37,103,517     112,584,107     116,960,916     376,017,783     233,597,421       7,253,722     122,273,398


   46,306,823       9,203,306     135,384,401      18,423,485     275,397,199      41,799,778     316,874,285     194,600,887
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  61,369,849   $  46,306,823   $ 247,968,508   $ 135,384,401   $ 651,414,982   $ 275,397,199   $ 324,128,007   $ 316,874,285
=============   =============   =============   =============   =============   =============   =============   =============


   35,406,663       8,211,592      94,225,984      16,524,046     187,929,868      37,292,761     196,150,946     137,384,670
   13,737,161      11,711,541      51,892,138      28,874,922     105,145,249      63,199,633      32,881,580      38,574,901
   (1,683,029)       (501,980)     (5,008,156)     (1,088,301)    (10,145,505)     (2,242,658)    (10,222,721)     (5,822,716)
   (1,186,725)     15,985,510      23,203,013      49,915,317     103,638,092      89,680,132     (27,846,098)     26,014,091
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   46,274,070      35,406,663     164,312,979      94,225,984     386,567,704     187,929,868     190,963,707     196,150,946
=============   =============   =============   =============   =============   =============   =============   =============

   45,261,146      35,406,663     159,815,811      94,225,984     372,737,595     187,929,868     190,963,707     196,150,946

    1,012,671              --       4,494,004              --      13,800,156              --              --              --
          253              --           3,163              --          29,953              --              --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   46,274,070      35,406,663     164,312,979      94,225,984     386,567,704     187,929,868     190,963,707     196,150,946
=============   =============   =============   =============   =============   =============   =============   =============

        DECEMBER 31                       DECEMBER 31                    DECEMBER 31                     DECEMBER 31
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     1998            1997             1998           1997            1998            1997            1998           1997
-----------------------------   -----------------------------   -----------------------------   -----------------------------
$    1.324970   $    1.307438   $    1.507724   $    1.436011   $    1.683226   $    1.464949   $    1.695764   $    1.613943

     1.368269              --        1.542160              --        1.723020              --              --              --
     1.418252              --        1.582856              --        1.770257              --              --              --


================================================================================
24                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                        AGSPC ASSET ALLOCATION            VANGUARD WELLINGTON
                                                                           FUND - DIVISION 5               FUND - DIVISION 25
                                                                     -----------------------------   -----------------------------
                                                                         1998             1997           1998             1997
                                                                     -----------------------------   -----------------------------
OPERATIONS:
Net investment income .............................................  $   3,873,507   $   3,768,356   $   8,146,899   $   3,011,918
Net realized gain (loss) on investments ...........................      2,520,862       5,941,975         453,710         713,048
Capital gains distributions from mutual funds .....................     12,936,405      10,546,782      30,281,535       7,375,024
Net unrealized appreciation (depreciation)
  of investments during the year ..................................     13,072,376      14,486,554     (13,016,167)      3,998,391
                                                                     -------------   -------------   -------------   -------------
    Increase (decrease) in net assets resulting from operations ...     32,403,150      34,743,667      25,865,977      15,098,381
                                                                     -------------   -------------   -------------   -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................     16,199,430      11,497,764     128,896,516      51,882,204
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................    (12,309,318)    (10,611,952)    (11,075,983)     (2,456,686)
Annuity benefit payments ..........................................         (9,811)         (8,301)         (1,770)            (68)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................      6,673,714     (24,272,661)    106,781,378      66,331,198
                                                                     -------------   -------------   -------------   -------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................     10,554,015     (23,395,150)    224,600,141     115,756,648
                                                                     -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................     42,957,165      11,348,517     250,466,118     130,855,029

NET ASSETS:
Beginning of year .................................................    184,577,992     173,229,475     156,044,547      25,189,518
                                                                     -------------   -------------   -------------   -------------
End of year .......................................................  $ 227,535,157   $ 184,577,992   $ 406,510,665   $ 156,044,547
                                                                     =============   =============   =============   =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................     57,307,351      65,292,617     116,429,781      22,866,634
Purchase payments .................................................      4,579,044       3,898,053      87,356,196      42,072,769
Surrenders ........................................................     (3,567,970)     (3,591,047)     (6,659,976)     (1,913,812)
Transfers -- interdivision and (to) from VALIC general account ....      1,950,743      (8,292,272)     76,359,783      53,404,190
                                                                     -------------   -------------   -------------   -------------
Total units outstanding, end of year ..............................     60,269,168      57,307,351     273,485,784     116,429,781
                                                                     =============   =============   =============   =============
Units outstanding, by class:
Standard units ....................................................     60,237,818      57,307,351     253,840,498     116,429,781
  Enhanced units:
    20 bp reduced .................................................         31,350              --      19,636,072              --
    40 bp reduced .................................................             --              --           9,214              --
                                                                     -------------   -------------   -------------   -------------
Accumulation units end of year ....................................     60,269,168      57,307,351     273,485,784     116,429,781
                                                                     =============   =============   =============   =============

                                                                              DECEMBER 31                      DECEMBER 31
                                                                     -----------------------------   -----------------------------
                                                                           1998          1997             1998          1997
                                                                     -----------------------------   -----------------------------
  Standard unit...............................................       $    3.772519   $    3.219282   $    1.482836   $    1.340109
  Enhanced unit:
    20 bp reduced.............................................            3.882024              --        1.529797              --
    40 bp reduced.............................................                  --              --        1.585688              --


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             25
================================================================================

                                                        AGSPC
     AGSPC INTERNATIONAL                       CAPITAL CONSERVATION FUND
       GOVERNMENT BOND          -------------------------------------------------------------     AGSPC GOVERNMENT SECURITIES
      FUND - DIVISION 13                DIVISION 1                       DIVISION 7                     FUND - DIVISION 8
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     1998            1997            1998            1997            1998            1997            1998            1997
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$   1,997,004   $   4,595,764   $     338,175   $     344,608   $   3,124,808   $   2,913,560   $   4,468,159   $   4,230,305
   (1,068,211)     (3,911,328)         12,194          23,005         413,199        (805,486)      1,352,903        (985,278)
      872,765         136,607              --              --              --              --              --              --

   21,926,900     (11,068,351)         35,832          90,579         (35,856)      1,739,391       1,437,930       3,130,717
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   23,728,458     (10,247,308)        386,201         458,192       3,502,151       3,847,465       7,258,992       6,375,744
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   25,413,792      40,582,861         146,532         366,816       7,027,648       7,324,860      12,902,909      12,424,460

   (7,785,118)     (6,757,210)       (562,370)       (389,473)     (3,833,561)     (3,026,469)     (5,395,424)     (3,958,609)
       (2,691)           (274)           (455)           (526)             --              --              --              --

  (38,345,989)    (35,550,483)        (97,641)       (509,353)     (2,143,426)     (8,016,607)     10,528,632     (12,246,246)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

  (20,720,006)     (1,725,106)       (513,934)       (532,536)      1,050,661      (3,718,216)     18,036,117      (3,780,395)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    3,008,452     (11,972,414)       (127,733)        (74,344)      4,552,812         129,249      25,295,109       2,595,349


  166,199,757     178,172,171       6,427,526       6,501,870      55,418,728      55,289,479      88,167,288      85,571,939
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$ 169,208,209   $ 166,199,757   $   6,299,793   $   6,427,526   $  59,971,540   $  55,418,728   $ 113,462,397   $  88,167,288
=============   =============   =============   =============   =============   =============   =============   =============


  111,480,591     112,601,593       1,831,961       1,991,536      28,242,598      30,286,494      45,034,894      47,130,169
   16,433,799      27,009,353          40,472         109,285       3,402,874       3,840,755       6,558,071       6,646,726
   (5,105,973)     (4,696,042)       (155,629)       (116,952)     (1,879,505)     (1,555,673)     (2,679,928)     (2,143,349)
  (24,924,879)    (23,434,313)        (27,361)       (151,908)     (1,014,305)     (4,328,978)      4,816,634      (6,598,652)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   97,883,538     111,480,591       1,689,443       1,831,961      28,751,662      28,242,598      53,729,671      45,034,894
=============   =============   =============   =============   =============   =============   =============   =============

   97,473,851     111,480,591       1,689,443       1,831,961      28,751,662      28,242,598      53,729,671      45,034,894

      408,156              --              --              --              --              --              --              --
        1,531              --              --              --              --              --              --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   97,883,538     111,480,591       1,689,443       1,831,961      28,751,662      28,242,598      53,729,671      45,034,894
=============   =============   =============   =============   =============   =============   =============   =============

          DECEMBER 31                   DECEMBER 31                      DECEMBER 31                     DECEMBER 31
-----------------------------   -----------------------------   -----------------------------   -----------------------------
      1998          1997              1998          1997              1998          1997              1998          1997
-----------------------------   -----------------------------   -----------------------------   -----------------------------
$    1.728006   $   1.490645    $    3.726168   $   3.505970    $    2.085846   $    1.962239   $    2.111727   $    1.957755

     1.751922             --               --             --               --              --              --              --
     1.777571             --               --             --               --              --              --              --

================================================================================
26                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                         VANGUARD LONG-TERM                VANGUARD LONG-TERM
                                                                     CORPORATE FUND - DIVISION 22     TREASURY FUND - DIVISION 23
                                                                     -----------------------------   -----------------------------
                                                                          1998            1997            1998            1997
                                                                     -------------   -------------   -------------   -------------
OPERATIONS:
Net investment income .............................................  $   2,052,614   $     506,655   $   2,857,159   $     567,564
Net realized gain on investments ..................................        136,212          36,716       1,195,397          94,335
Capital gains distributions from mutual funds .....................      1,044,043         156,984              --              --
Net unrealized appreciation (depreciation)
  of investments during the year ..................................        (64,200)        643,127       2,611,560       1,066,785
                                                                     -------------   -------------   -------------   -------------
    Increase in net assets resulting from operations ..............      3,168,669       1,343,482       6,664,116       1,728,684
                                                                     -------------   -------------   -------------   -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................     18,953,737       6,013,744      30,970,739       6,985,216
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................     (1,608,861)       (167,812)     (2,748,295)       (265,787)
Annuity benefit payments ..........................................             --              --            (813)           (176)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................     19,011,058       9,719,778      60,728,245      10,813,576
                                                                     -------------   -------------   -------------   -------------
    Increase (decrease) in net assets
      resulting from principal transactions .......................     36,355,934      15,565,710      88,949,876      17,532,829
                                                                     -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................     39,524,603      16,909,192      95,613,992      19,261,513

NET ASSETS:
Beginning of year .................................................     20,440,049       3,530,857      23,638,214       4,376,701
                                                                     -------------   -------------   -------------   -------------
End of year .......................................................  $  59,964,652   $  20,440,049   $ 119,252,206   $  23,638,214
                                                                     =============   =============   =============   =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................     17,371,407       3,370,441      20,041,920       4,174,369
Purchase payments .................................................     15,098,601       5,633,849      23,916,542       6,619,458
Surrenders ........................................................     (1,333,865)       (151,626)     (1,937,227)       (227,789)
Transfers -- interdivision and (to) from VALIC general account ....     15,936,430       8,518,743      48,342,694       9,475,882
                                                                     -------------   -------------   -------------   -------------
Total units outstanding, end of year ..............................     47,072,573      17,371,407      90,363,929      20,041,920
                                                                     =============   =============   =============   =============
Units outstanding, by class:
Standard units ....................................................     44,122,646      17,371,407      86,673,300      20,041,920
  Enhanced units:
    20 bp reduced .................................................      2,949,044              --       3,682,809              --
    40 bp reduced .................................................            883              --           7,820              --
                                                                     -------------   -------------   -------------   -------------
Accumulation units end of year ....................................     47,072,573      17,371,407      90,363,929      20,041,920
                                                                     =============   =============   =============   =============

                                                                            DECEMBER 31                        DECEMBER 31
                                                                     -----------------------------   -----------------------------
                                                                          1998        1997                1998            1997
                                                                     -----------------------------   -----------------------------
Accumulation value per unit:
  Standard unit...............................................       $    1.271278   $    1.176649   $    1.318263   $    1.178938
  Enhanced unit:
    20 bp reduced.............................................            1.312731              --        1.349397              --
    40 bp reduced.............................................            1.360696              --        1.384079              --


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             27
================================================================================

                             AGSPC
                        MONEY MARKET FUND
----------------------------------------------------------------
          DIVISION 2                        DIVISION 6
------------------------------    ------------------------------
     1998             1997             1998             1997
-------------    -------------    -------------    -------------
$     184,017    $     188,513    $   7,849,963    $   5,293,164
           --               --               --               --
           --               --               --               --

           --               --               --               --
-------------    -------------    -------------    -------------
      184,017          188,513        7,849,963        5,293,164
-------------    -------------    -------------    -------------


       90,884          123,738       87,624,322       58,442,609

     (292,611)        (277,223)     (33,439,890)     (16,317,039)
           --               --           (1,603)          (1,592)

     (364,560)        (334,772)      63,714,230      (27,271,186)
-------------    -------------    -------------    -------------

     (566,287)        (488,257)     117,897,059       14,852,792
-------------    -------------    -------------    -------------
     (382,270)        (299,744)     125,747,022       20,145,956


    4,579,757        4,879,501      140,904,582      120,758,626
-------------    -------------    -------------    -------------
$   4,197,487    $   4,579,757    $ 266,651,604    $ 140,904,582
=============    =============    =============    =============


    1,931,439        2,142,534       84,182,521       75,124,095
       37,542           53,405       56,361,872       35,256,772
     (120,614)        (119,264)     (17,562,213)     (10,205,685)
     (148,034)        (145,236)      29,891,462      (15,992,661)
-------------    -------------    -------------    -------------
    1,700,333        1,931,439      152,873,642       84,182,521
=============    =============    =============    =============

    1,700,333        1,931,439      147,547,688       84,182,521

           --               --        5,325,479               --
           --               --              475               --
-------------    -------------    -------------    -------------
    1,700,333        1,931,439      152,873,642       84,182,521
=============    =============    =============    =============

          DECEMBER 31                       DECEMBER 31
----------------------------------------------------------------
     1998            1997             1998             1997
----------------------------------------------------------------
$    2.468627    $    2.371163    $    1.742617    $    1.673590

           --               --         1.786658               --
           --               --         1.833793               --

===============================================================================
28                            FINANCIAL STATEMENTS
===============================================================================




STATEMENTS OF CHANGES IN NET ASSETS


                                                          AMERICAN GENERAL INTERNATIONAL        AMERICAN GENERAL INTERNATIONAL
                                                             GROWTH FUND - DIVISION 33             VALUE FUND - DIVISION 33
                                                          ------------------------------        ------------------------------
                                                             1998            1997                  1998            1997
                                                           ----------      ---------             ----------      ---------
OPERATIONS:                                                $     --        $   --                $    5,760     $    --
Net investment income .................................          --            --                      --            --
Net realized gain on investments
Capital gains distributions from
  mutual funds ........................................          --            --                      --            --
Net unrealized appreciation
  of investments during the year ......................       200,750          --                   547,276          --
                                                           ----------      ---------             ----------      ---------
     Increase in net assets resulting
       from operations ................................       200,750          --                   553,036          --
                                                           ----------      ---------             ----------      ---------
PRINCIPAL TRANSACTIONS:
Purchase payments .....................................          --            --                      --            --
Surrenders of accumulation units by
  terminations, withdrawals, and maintenance
  fees ................................................          --            --                      --            --
Annuity benefit payments ..............................          --            --                      --            --
Amounts transferred interdivision, and from
  VALIC general account ...............................     3,650,000          --                 3,600,000          --
                                                           ----------      ---------             ----------      ---------
    Increase in net assets
     resulting from principal transactions ............     3,650,000          --                 3,600,000          --
                                                           ----------      ---------             ----------      ---------
TOTAL INCREASE IN NET ASSETS ..........................     3,850,750          --                 4,153,036          --

NET ASSETS:
Beginning of year .....................................          --            --                      --            --
End of year ...........................................    $3,850,750      $   --                $4,153,036     $    --
                                                           ==========      =========             ==========      =========

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..................          --            --                      --            --
Purchase payments .....................................          --            --                      --            --
Surrenders ............................................          --            --                      --            --
Transfers -- interdivision and from VALIC
  general account .....................................          --            --                      --            --
                                                           ----------      ---------             ----------      ---------
Total units outstanding, end of year ..................          --            --                      --            --
                                                           ==========      =========             ==========      =========
Units outstanding, by class:
  Standard units ......................................          --            --                      --            --
  Enhanced units:
     20 bp reduced ....................................          --            --                      --            --
     40 bp reduced ....................................          --            --                      --            --
                                                           ----------      ---------             ----------      ---------
Accumulation units end of year ........................          --            --                      --            --
                                                           ==========      =========             ==========      =========

                                                                 DECEMBER 31                             DECEMBER 31
                                                           -------------------------             -------------------------
                                                             1998            1997                  1998            1997
                                                           ----------      ---------             ----------      ---------
Accumulation value per unit:
  Standard unit .......................................          --            --                      --            --
  Enhanced unit:
     20 bp reduced ....................................          --            --                      --            --
     40 bp reduced ....................................          --            --                      --            --



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                               SEPARATE ACCOUNT A                            29
===============================================================================



   AMERICAN GENERAL SMALL CAP       AMERICAN GENERAL SMALL CAP          AMERICAN GENERAL MID CAP         AMERICAN GENERAL MID CAP
   GROWTH FUND - DIVISION 35         VALUE FUND - DIVISION 36           GROWTH FUND - DIVISION 37        VALUE FUND - DIVISION 38
-----------------------------    ------------------------------      -----------------------------    ----------------------------
    1998             1997            1998               1997             1998             1997            1998           1997
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
$          --     $        --    $      13,079      $        --     $           --     $        --    $      10,079    $       --
           --              --               --               --                 --              --               --            --
       18,373              --           51,644               --                 --              --          115,562            --

    1,361,100              --          585,384               --          1,425,600              --          896,569            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
    1,379,473              --          650,107               --          1,425,600              --        1,022,210            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------

           --              --               --               --                 --              --               --            --
           --              --               --               --                 --              --               --            --
           --              --               --               --                 --              --               --            --
    3,900,000              --        3,849,999               --          4,050,000              --        3,949,999            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
    3,900,000              --        4,500,106               --          5,475,600              --        4,972,209            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
    5,279,473              --        4,500,106               --          5,475,600              --        4,972,209            --

           --              --               --               --                 --              --               --            --
$   5,279,473     $        --    $   4,500,106      $        --      $   5,475,600     $        --    $   4,972,209    $       --
=============     ===========    =============      ===========      =============     ===========    =============    ===========



           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
           --              --               --              --                  --              --               --            --
=============     ===========    =============      ===========      =============     ===========    =============    ===========

           --              --               --              --                  --              --               --            --

           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
           --              --               --              --                  --              --               --            --
=============     ===========    =============      ===========      =============     ===========    =============    ===========

           DECEMBER 31                     DECEMBER 31                        DECEMBER 31                     DECEMBER 31
-----------------------------    ------------------------------      -----------------------------    ---------------------------
    1998             1997            1998              1997             1998              1997            1998            1997
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
$          --     $        --    $          --      $        --     $           --     $        --    $          --    $       --
           --              --               --               --                 --              --               --            --

===============================================================================
30                            FINANCIAL STATEMENTS
===============================================================================


STATEMENTS OF CHANGES IN NET ASSETS




                                                                   AMERICAN GENERAL LARGE CAP    AMERICAN GENERAL LARGE CAP
                                                                    GROWTH FUND - DIVISION 39      VALUE FUND - DIVISION 40
                                                                   ----------------------------  ----------------------------
                                                                     1998            1997           1998            1997
                                                                   -------------  -------------  -------------  -------------
OPERATIONS:
Net investment income ...........................................  $       2,093  $          --  $      10,224  $          --
Net realized gain on investments ................................             --             --             --             --
Capital gains distributions from mutual funds ...................             --             --             --             --
Net unrealized appreciation
  of investments during the year ................................        695,540             --        716,526             --
                                                                   -------------  -------------  -------------  -------------
     Increase in net assets resulting from operations ...........        697,633             --        726,750             --
                                                                   -------------  -------------  -------------  -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................             --             --             --             --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................             --             --             --             --
Annuity benefit payments ........................................             --             --             --             --
Amounts transferred interdivision, and from VALIC general account      2,850,000             --      2,900,000             --
                                                                   -------------  -------------  -------------  -------------
     Increase in net assets
       resulting from principal transactions ....................      2,850,000             --      2,900,000             --
                                                                   -------------  -------------  -------------  -------------
TOTAL INCREASE IN NET ASSETS ....................................      3,547,633             --      3,626,750             --
                                                                   -------------  -------------  -------------  -------------
Net Assets:
Beginning of year ...............................................             --             --             --             --

End of year .....................................................  $   3,547,633  $          --  $   3,626,750  $          --
                                                                   =============  =============  =============  =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ............................             --             --             --             --
Purchase payments ...............................................              -             --             --             --
Surrenders ......................................................             --             --             --             --
Transfers -- interdivision and from VALIC general account .......             --             --             --             --
                                                                   -------------  -------------  -------------  -------------
Total units outstanding, end of year.............................             --             --             --             --
                                                                   =============  =============  =============  =============
Units outstanding, by class:
  Standard units ................................................             --             --             --             --
  Enhanced units:
    20 bp reduced ...............................................             --             --             --             --
    40 bp reduced ...............................................             --             --             --             --
                                                                   -------------  -------------  -------------  -------------
Accumulation units end of year ..................................             --             --             --             --
                                                                   =============  =============  =============  =============

                                                                           DECEMBER 31                    DECEMBER 31
                                                                   ----------------------------- -----------------------------
                                                                        1998          1997           1998           1997
Accumulation value per unit:                                       -------------  -------------- -------------  --------------
  Standard unit                                                    $          --  $        --    $          --  $        --
  Enhanced unit:
    20 bp reduced                                                             --           --               --           --
    40 bp reduced                                                             --           --               --           --



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                               SEPARATE ACCOUNT A                            31
===============================================================================



  AMERICAN GENERAL SOCIALLY          AMERICAN GENERAL BALANCED AMERICAN GENERAL DOMESTIC         AMERICAN GENERAL MONEY
RESPONSIBLE FUND - DIVISION 41          FUND - DIVISION 42      BOND FUND - DIVISION 43         MARKET FUND - DIVISION 44
------------------------------     --------------------------  --------------------------      ---------------------------
   1998           1997                  1998        1997          1998          1997               1998            1997
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
$     23,760  $         --         $     29,084  $         --  $     14,978  $         --      $     82,478  $         --
          --            --                   --            --            --            --                --            --
     285,733            --               34,051            --        15,898            --                --            --

   1,099,673            --              805,536            --        28,692            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
   1,409,166            --              868,671            --        59,568            --            82,478            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------


          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
   5,000,000            --            5,000,000            --     1,250,000            --         5,000,000            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
   5,000,000            --            5,000,000            --     1,250,000            --         5,000,000            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
   6,409,166            --            5,868,671            --     1,309,568            --         5,082,478            --


          --            --                   --            --            --            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
$  6,409,166  $         --         $  5,868,671  $         --  $  1,309,568  $         --      $  5,082,478  $         --
============  ============         ============  ============  ============  ============      ============  ============

          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
          --            --                   --            --            --            --                --            --
============  ============         ============  ============  ============  ============      ============  ============


          --            --                   --            --            --            --                --            --

          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
          --            --                   --            --            --            --                --            --
============  ============         ============  ============  ============  ============      ============  ============


       DECEMBER 31                          DECEMBER 31                DECEMBER 31                      DECEMBER 31
--------------------------         --------------------------  --------------------------      --------------------------
   1998           1997                  1998        1997          1998          1997               1998            1997
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
$         --  $         --         $         --  $         --  $         --  $         --      $         --  $         --

          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --

===============================================================================
32                            FINANCIAL STATEMENTS
===============================================================================




STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                      AMERICAN GENERAL
                                                                       AMERICAN GENERAL          MODERATE GROWTH LIFESTYLE
                                                                      FUND - DIVISION 49             FUND - DIVISION 49
                                                                   ------------------------    ------------------------
                                                                       1998          1997          1998          1997
                                                                   ------------  ----------    ------------  ----------
OPERATIONS:
Net investment income ...........................................  $     11,226  $       --    $     19,912  $       --
Net realized gain on investments ................................          --            --            --            --
Capital gains distributions from mutual funds ...................          --            --            --            --
Net unrealized appreciation
 of investments during the year .................................       970,379          --         925,696          --
                                                                   ------------  ----------    ------------  ----------
     Increase in net assets resulting from operations ...........       981,605          --         945,608          --
                                                                   ------------  ----------    ------------  ----------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................          --            --            --            --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................          --            --            --            --
Annuity benefit payments ........................................          --            --            --            --
Amounts transferred interdivision, and from VALIC
  general account ...............................................     5,000,000          --       5,000,000          --
                                                                   ------------  ----------    ------------  ----------
     Increase in net assets
       resulting from principal transactions ....................     5,000,000          --       5,000,000          --
                                                                   ------------  ----------    ------------  ----------
TOTAL INCREASE IN NET ASSETS ....................................     5,981,605          --       5,945,608          --
                                                                   ------------  ----------    ------------  ----------
NET ASSETS:
Beginning of year ...............................................          --            --            --            --
                                                                   ------------  ----------    ------------  ----------
End of year .....................................................  $  5,981,605  $       --    $  5,945,608  $       --
                                                                   ============  ==========    ============  ==========
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ............................          --            --            --            --
Purchase payments ...............................................          --            --            --            --
Surrenders ......................................................          --            --            --            --
Transfers - interdivision and from VALIC general account ........          --            --            --            --
                                                                   ------------  ----------    ------------  ----------
Total units outstanding, end of year ............................          --            --            --            --
                                                                   ============  ==========    ============  ==========
Units outstanding, by class:
  Standard units ................................................          --            --            --            --
  Enhanced units:
     20 bp reduced ..............................................          --            --            --            --
     40 bp reduced ..............................................          --            --            --            --
                                                                   ------------  ----------    ------------  ----------
Accumulation units end of year ..................................          --            --            --            --
                                                                   ============  ==========    ============  ==========

                                                                         DECEMBER 31,                 DECEMBER 31,
                                                                   ------------------------    ------------------------
                                                                       1998          1997          1998          1997
                                                                   ------------  ----------    ------------  ----------
Accumulation value per unit:
  Standard unit .................................................  $       --    $       --    $       --    $       --
  Enhanced unit:
     20 bp reduced ..............................................          --            --            --            --
     40 bp reduced ..............................................          --            --            --            --






SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                               SEPARATE ACCOUNT A                            33
===============================================================================





     AMERICAN GENERAL
CONSERVATIVE GROWTH LIFESTYLE               AMERICAN GENERAL CORE BOND                   AMERICAN GENERAL STRATEGIC
     FUND - DIVISION 50                         FUND - DIVISION 58                         BOND FUND - DIVISION 59
---------------------------                 ---------------------------                -----------------------------
   1998              1997                       1998            1997                        1998            1997
-----------        --------                 --------------   ----------                -------------   -------------
$    27,772       $      --                 $       50,247   $       --                $      69,000   $          --
         --              --                             --           --                           --              --
         --              --                         16,291           --                       11,064              --

    800,941              --                         95,397           --                      185,469              --
-----------        --------                 --------------   ----------                -------------   -------------
    828,713              --                        161,935           --                      265,533              --
-----------        --------                 --------------   ----------                -------------   -------------

         --              --                             --           --                           --              --

         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
  5,000,000              --                      5,000,001           --                    4,999,999              --
-----------        --------                 --------------   ----------                -------------   -------------
  5,000,000              --                      5,000,001           --                    4,999,999              --
-----------        --------                 --------------   ----------                -------------   -------------
  5,828,713              --                      5,161,936           --                    5,265,532              --


         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------
$ 5,828,713        $     --                 $    5,161,936   $       --                $   5,265,532   $          --
-----------        --------                 --------------   ----------                -------------   -------------

         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------

         --              --                             --           --                           --              --

         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------

        DECEMBER 31                                 DECEMBER 31                                 DECEMBER 31
---------------------------                 ---------------------------                -----------------------------
   1998              1997                         1998            1997                     1998              1997
-----------        --------                 --------------   ----------                -------------   -------------
$        --        $     --                 $           --   $       --                $          --   $         --

         --              --                             --           --                           --             --
         --              --                             --           --                           --             --

===============================================================================
34                            FINANCIAL STATEMENTS
===============================================================================





STATEMENTS OF CHANGES IN NET ASSETS

                                                                           AMERICAN GENERAL
                                                                           HIGH YIELD BOND              T. ROWE PRICE SMALL-CAP
                                                                          FUND - DIVISION 60           STOCK FUND - DIVISION 51
                                                                      ---------------------------     ---------------------------
                                                                         1998            1997             1998           1997
                                                                      ----------     ------------     ----------     ------------
OPERATIONS:
Net investment income ..............................................  $   92,262     $         --     $       --     $         --
Net realized gain on investments ...................................          --               --             --               --
Capital gains distributions from mutual funds ......................          --               --             --               --
Net unrealized appreciation
   of investments during the year ..................................     189,911               --             --               --
                                                                      ----------     ------------     ----------     ------------
     Increase in net assets resulting from operations ..............     282,173               --             --               --
                                                                      ----------     ------------     ----------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................          --               --            139               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................          --               --             --               --
Annuity benefit payments ...........................................          --               --             --               --
Amounts transferred interdivision, and from VALIC general account ..   5,000,000               --             --               --
                                                                      ----------     ------------     ----------     ------------
     Increase in net assets
       resulting from principal transactions .......................   5,000,000               --            139               --
                                                                      ----------     ------------     ----------     ------------
TOTAL INCREASE IN NET ASSETS .......................................   5,282,173               --            139               --

NET ASSETS:
Beginning of year ..................................................          --               --             --               --
                                                                      ----------     ------------     ----------     ------------
End of year ........................................................  $5,282,173     $         --     $      139     $         --
                                                                      ----------     ------------     ----------     ------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ...............................          --               --             --               --
Purchase payments ..................................................          --               --            122               --
Surrenders .........................................................          --               --             --               --
Transfers -- interdivision and from VALIC general account ..........          --               --             --               --
                                                                      ----------     ------------     ----------     ------------
Total units outstanding, end of year ...............................          --               --            122               --
                                                                      ----------     ------------     ----------     ------------
Units outstanding, by class:
  Standard units ...................................................          --               --            122               --
  Enhanced units:
     20 bp reduced .................................................          --               --             --               --
     40 bp reduced .................................................          --               --             --               --
                                                                      ----------     ------------     ----------     ------------
Accumulation units end of year .....................................          --               --            122               --
                                                                      ----------     ------------     ----------     ------------

                                                                              DECEMBER 31                      DECEMBER 31
                                                                      ---------------------------     ---------------------------
                                                                         1998            1997             1998           1997
                                                                      ----------     ------------     ----------     ------------
Accumulation value per unit:
  Standard unit.....................................................  $       --     $         --     $1.141049      $         --
  Enhanced unit:
     20 bp reduced..................................................          --               --            --                --
     40 bp reduced..................................................          --               --            --                --






SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                              SEPARATE ACCOUNT A                             35
===============================================================================





NOTE A -- ORGANIZATION

         Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ("VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of fifty-five subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

American General Series Portfolio Company ("AGSPC"):
  AGSPC Stock Index Fund (Divisions 10A, B, C, and D)
  AGSPC MidCap Index Fund (Division 4)
  AGSPC Small Cap Index Fund (Division 14)
  AGSPC International Equities Fund (Division 11)
  AGSPC Growth Fund (Division 15)
  AGSPC Growth & Income Fund (Division 16)
  AGSPC Science & Technology Fund (Division 17)
  AGSPC Social Awareness Fund (Division 12)
  AGSPC Asset Allocation Fund (Division 5)
  AGSPC Capital Conservation Fund (Divisions 1 and 7)
  AGSPC Government Securities Fund (Division 8)
  AGSPC International Government Bond Fund (Division 13)
  AGSPC Money Market Fund (Divisions 2 and 6)

American General Series Portfolio Company 3 ("AGSPC 3"):
  American General International Growth Fund (Division 33)
  American General Large Cap Growth Fund (Division 39)
  American General Mid Cap Growth Fund (Division 37)
  American General Small Cap Growth Fund(Division 35)
  American General International Value Fund (Division 34)
  American General Large Cap Value Fund (Division 40)
  American General Mid Cap Value Fund (Division 38)
  American General Small Cap Value Fund (Division 36)
  American General Socially Responsible Fund (Division 41)
  American General Balanced Fund (Division 42)
  American General High Yield Bond Fund (Division 60)
  American General Strategic Bond Fund (Division 59)
  American General Domestic Bond Fund (Division 43)
  American General Core Bond Fund (Division 58)
  American General Money Market Fund (Division 44)
  American General Growth Lifestyle Fund (Division 48)
  American General Moderate Growth
    Lifestyle Fund (Division 49)
  American General Conservative Growth
    Lifestyle Fund (Division 50)

Dreyfus Variable Investment Fund -
  Small Cap Portfolio (Division 18)

Founders Growth Fund (Division 30)

Neuberger Berman Guardian Trust (Division 29)

Putnam Global Growth Fund (Division 28)
Putnam New Opportunities Fund (Division 26)
Putnam OTC & Emerging Growth Fund (Division 27)

Scudder Growth and Income Fund (Division 21)

Templeton Foreign Fund (Division 32)
Templeton Variable Products Series Fund:
  Templeton Asset Allocation Fund (Division 19)
  Templeton International Fund (Division 20)

American Century - Twentieth Century
  Ultra Fund (Division 31)

Vanguard Long-Term Corporate Fund (Division 22)
Vanguard Long-Term Treasury Fund (Division 23)
Vanguard Wellington Fund (Division 25)
Vanguard Windsor II Fund (Division 24)
Vanguard Lifestrategy Growth Fund (Division 52)
Vanguard Lifestrategy Moderate Growth Fund (Division 53)
Vanguard Lifestrategy Conservative Growth Fund (Division 54)
T. Rowe Price Small-Cap Stock Fund (Division 51)

Divisions 33 through 54 and 58 through 60 became available to contract holders of the Separate Account effective September 22,1998.

NOTE B -- SUMMARY OF SIGNIFICANT
          ACCOUNTING POLICIES

         The assets of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

         USE OF ESTIMATES. The financial statements have been prepared in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosure of contingent assets and liabilities. Ultimate results could differ from these estimates.

         INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

         INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

         INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

         ANNUITY RESERVES. Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table have been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

         ACCUMULATION UNITS. VALIC offers both standard and enhanced contracts. These contracts may have different Separate Account charges.

===============================================================================
36                       NOTES TO FINANCIAL STATEMENTS
===============================================================================




NOTE C -- TRANSACTIONS WITH AFFILIATES

         VALIC serves as investment advisor ("the Advisor"), transfer agent, and accounting services agent to AGSPC and AGSPC 3. American General Investment Management, LLP, an affiliate of the Advisor, serves as investment sub-advisor to certain AGSPC 3 mutual funds.

         The Separate Account is charged for mortality and expense risks assumed by VALIC and for distribution and administrative services provided by VALIC. The standard charge, based on the daily net assets of each division, is assessed daily based on the following annual rates: for Division 10B, 0.85% on the first $10,000,000, 0.425% on the next $90,000,000, and 0.21% on the excess over $100,000,000; for Divisions 1,2,4 through 8, 10A, 10C and 10D, 11 through 17, 33 through 44, 48 through 50, and 58 through 60, 1.00%; and for Divisions 18 through 32, and 51 through 54, 1.25%. Certain mutual funds reimburse to VALIC a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn reduces the Separate Account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates: for Divisions 21 through 23, 26 through 30, 32 through 44, 48 through 50, and 58 through 60, 0.25%; for Division 31, 0.24% (effective December 8, 1997, the expense reduction for Division 31 became 0.20% on the first $75,000,000, and 0.25% on the excess over $75,000,000); and for Division 18, 0.15% (commencing July 1, 1997). Separate Account charges may be reduced if contracts are issued to certain types of plans that are expected to result in lower costs to VALIC. Consequently, each division may offer separate "classes" of units of beneficial interest reflecting reductions in separate account charges.

         Pursuant to the reorganization agreement entered into on April 17, 1987, which transferred VALIC Separate Accounts One and Two into Separate Account A Divisions 10A and 10B, respectively, expenses of each division (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets: Division 10A, 1.4157% on the first $359,065,787, 1.36% on the next $40,934,213, and 1.32% on the excess over
$400,000,000; Division 10B, 0.6966% on the first $25,434,267, 0.5% on the next
$74,565,733, and 0.25% on the excess over $100,000,000. Accordingly, during the years ended December 31, 1998 and 1997, VALIC reduced expenses of Division 10B by $82,027 and $85,996, respectively.

         A portion of the annual contract maintenance charge is assessed on each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $5,575,601 and $4,510,903 for the years ended December 31, 1998 and 1997, respectively.

         VALIC received surrender charges of $4,581,641 and $2,769,370 for the years ended December 31, 1998 and 1997, respectively. In addition, VALIC received $53,171 and $6,156 for the year ended December 31, 1998, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $63,727 and $7,426 for the year ended December 31, 1997, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

         VALIC contributed to the Separate Account, $100,000 and $74,900,000 on August 26, 1998 and September 1, 1998, respectively, in order to provide initial funding for the AGSPC 3 mutual funds. Capital surplus amounts reflected in the Statements of Net Assets for Divisions 33 through 44, 48 through 50 and 58 through 60 are not subject to contract holder charges since they do not represent reserves for annuity contracts issued.

NOTE D -- INVESTMENTS

         The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 1998:


                                                                                                                      UNREALIZED
                                                                       MARKET                                        APPRECIATION
UNDERLYING FUND                            DIVISION         SHARES      PRICE         MARKET             COST       (DEPRECIATION)
                                           --------         ------      -----         ------             ----       --------------

AGSPC International Equities Fund .........    11          13,079,920   $11.37  $   148,718,766  $   148,478,416  $       240,350
Putnam Global Growth Fund .................    28          13,080,357    12.45      162,850,092      149,345,622       13,504,470
Templeton Foreign Fund ....................    32          26,018,073     8.39      218,291,648      267,772,677      (49,481,029)
Templeton International Fund ..............    20          37,187,918    20.69      769,418,093      672,572,557       96,845,536
AGSPC Science & Technology Fund ...........    17          52,052,496    26.07    1,357,008,368    1,058,583,311      298,425,057
AGSPC Small Cap Index Fund ................    14          14,788,462    15.26      225,671,866      216,780,123        8,891,743
Dreyfus Variable Investment Fund -
  Small Cap Portfolio .....................    18          14,871,620    53.91      801,729,449      709,332,114       92,397,335
Putnam New Opportunities Fund .............    26           7,047,598    58.43      411,790,940      341,359,629       70,431,311
Putnam OTC & Emerging Growth Fund .........    27           8,240,758    17.25      142,153,064      128,583,339       13,569,725
AGSPC Growth Fund .........................    15          53,087,130    22.85    1,213,041,349      867,944,168      345,097,181
AGSPC MidCap Index Fund ...................     4          33,517,770    25.37      850,345,675      593,845,989      256,499,686
American Century - Twentieth Century
  Ultra Fund ..............................    31          10,965,109    33.41      366,344,764      344,297,873       22,046,891
Founders Growth Fund ......................    30          20,206,988    20.41      412,424,559      377,960,267       34,464,292
AGSPC Growth & Income Fund ................    16          14,227,222    20.04      285,113,626      214,814,089       70,299,537
AGSPC Social Awareness Fund ...............    12          19,099,259    22.77      434,890,057      350,790,377       84,099,680
AGSPC Stock Index Fund ....................    10A,B,C,D  106,096,626    37.54    3,982,866,943    2,020,245,208    1,962,621,735
Neuberger Berman Guardian Trust ...........    29           3,796,199    16.16       61,347,128       68,195,002       (6,847,874)
Scudder Growth and Income Fund ............    21           9,416,745    26.31      247,754,620      259,592,520      (11,837,900)
Vanguard Windsor II Fund ..................    24          21,811,605    29.85      651,075,950      634,903,452       16,172,498
Templeton Asset Allocation Fund ...........    19          14,431,830    22.46      324,138,930      290,415,546       33,723,384
AGSPC Asset Allocation Fund ...............     5          16,111,443    14.12      227,493,681      191,458,464       36,035,217

===============================================================================
                              SEPARATE ACCOUNT A                             37
===============================================================================




                                                                                                                      UNREALIZED
                                                                   MARKET                                            APPRECIATION
UNDERLYING FUND                           DIVISION     SHARES       PRICE          MARKET              COST         (DEPRECIATION)
                                          --------     ------       -----          ------              ----         --------------

Vanguard Wellington Fund .................    25     13,852,716     29.35     $   406,576,731   $   416,038,579   $    (9,461,848)
AGSPC International Government
  Bond Fund ..............................    13     13,339,220     12.68         169,141,402       158,031,435        11,109,967
AGSPC Capital Conservation Fund .......... 1 & 7      6,849,612      9.68          66,304,225        65,365,302           938,923
AGSPC Government Securities Fund .........     8     10,966,460     10.35         113,502,848       110,444,717         3,058,131
Vanguard Fixed Income Securities Fund:
  Long-Term Corporate Fund ...............    22      6,441,710      9.29          59,843,445        59,275,925           567,520
  Long-Term Treasury Fund ................    23     10,501,171     11.36         119,293,240       115,581,241         3,711,999
AGSPC Money Market Fund .................. 2 & 6    270,445,756      1.00         270,445,756       270,445,756                --
American General International
  Growth Fund ............................    33        365,269     10.55           3,853,567         3,652,817           200,750
American General Large Cap Growth Fund ...    39        285,293     12.44           3,549,043         2,853,503           695,540
American General Mid Cap Growth Fund .....    37        405,021     13.52           5,475,870         4,050,270         1,425,600
American General Small Cap Growth Fund ...    35        391,362     13.49           5,279,473         3,918,373         1,361,100
American General International
  Value Fund .............................    34        360,507     11.52           4,153,036         3,605,760           547,276
American General Large Cap Value Fund ....    40        290,838     12.47           3,626,750         2,910,224           716,526
American General Mid Cap Value Fund ......    38        405,233     12.27           4,972,209         4,075,640           896,569
American General Small Cap Value Fund ....    36        390,634     11.52           4,500,106         3,914,722           585,384
American General Socially
  Responsible Fund .......................    41        525,342     12.20           6,409,166         5,309,493         1,099,673
American General Balanced Fund ...........    42        505,484     11.61           5,868,671         5,063,135           805,536
American General High Yield Bond Fund ....    60        508,880     10.38           5,282,173         5,092,262           189,911
American General Strategic Bond Fund .....    59        507,766     10.37           5,265,532         5,080,063           185,469
American General Domestic Bond Fund ......    43        128,012     10.23           1,309,568         1,280,876            28,692
American General Core Bond Fund ..........    58        506,569     10.19           5,161,936         5,066,538            95,398
American General Money Market Fund .......    44      5,082,478      1.00           5,082,478         5,082,478                --
American General Growth Lifestyle Fund ...    48        501,813     11.94           5,991,538         5,021,159           970,379
American General Moderate Growth
  Lifestyle Fund .........................    49        502,116     11.85           5,950,028         5,024,332           925,696
American General Conservative Growth
  Lifestyle Fund .........................    50        502,580     11.60           5,829,911         5,028,970           800,941
T. Rowe Price Small-Cap Stock Fund .......    51              7     20.79                 139               139                --
  Total ..................................          853,696,997               $14,587,138,409   $11,178,484,452   $ 3,408,653,957


NOTE E -- FEDERAL INCOME TAXES

         VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE F -- SECURITY PURCHASES AND SALES

         For the year ended December 31, 1998, the aggregate cost of purchases and proceeds from sales of investments were:

                                                                               PURCHASES               SALES
                                                                             --------------        --------------

         AGSPC International Equities Fund Division 11 ...................    $ 70,340,669          $ 86,195,191
         Putnam Global Growth Fund Division 28 ...........................      84,411,341             2,105,181
         Templeton Foreign Fund Division 32 ..............................      82,320,483             9,313,676
         Templeton International Fund Division 20 ........................     176,311,032           153,728,857
         AGSPC Science & Technology Fund Division 17 .....................     262,237,519           101,549,488
         AGSPC Small Cap Index Fund Division 14 ..........................      56,957,370            35,775,340
         Dreyfus Variable Investment Fund -
               Small Cap Portfolio Division 18 ...........................      63,341,013            64,349,216
         Putnam New Opportunities Fund Division 26 .......................     196,437,438             3,727,492
         Putnam OTC & Emerging Growth Fund Division 27 ...................      43,601,585             7,874,482
         AGSPC Growth Fund Division 15 ...................................     168,030,279            22,896,950
         AGSPC MidCap Index Fund Division 4 ..............................     121,443,834            59,433,835
         American Century - Twentieth Century Ultra Fund Division 31 .....     206,441,197             3,102,142
         Founders Growth Fund Division 30 ................................     203,148,927             4,157,924
         AGSPC Growth & Income Fund Division 16 ..........................      35,712,751            22,023,607

===============================================================================
38                       NOTES TO FINANCIAL STATEMENTS
===============================================================================





                                                                                     PURCHASES                 SALES
                                                                                  --------------          --------------
         AGSPC Social Awareness Fund Division 12 ..............................   $  155,478,764          $    4,747,514
         AGSPC Stock Index Fund:
                  Division 10A ................................................       16,487,825              57,170,007
                  Division 10B ................................................        1,430,916               5,138,856
                  Division 10C ................................................      409,382,612              36,743,609
                  Division 10D ................................................        2,305,198               7,769,904
         Neuberger Berman Guardian Trust Division 29 ..........................       24,369,333               4,106,246
         Scudder Growth and Income Fund Division 21 ...........................      134,037,172               6,545,427
         Vanguard Windsor II Fund Division 24 .................................      380,154,266               5,838,118
         Templeton Asset Allocation Fund Division 19 ..........................       48,497,460              40,983,269
         AGSPC Asset Allocation Fund Division 5 ...............................       37,672,428              10,217,954
         Vanguard Wellington Fund Division 25 .................................      267,401,470               4,016,568
         AGSPC International Government Bond Fund Division 13 .................       63,147,566              81,054,776
         AGSPC Capital Conservation Fund:
                  Division 1 ..................................................          832,531               1,006,283
                  Division 7 ..................................................       16,631,338              12,372,606
         AGSPC Government Securities Fund Division 8 ..........................       54,546,370              32,043,559
         Vanguard Long-Term Corporate Fund Division 22 ........................       42,256,730               2,903,724
         Vanguard Long-Term Treasury Fund Division 23 .........................      102,868,659              11,315,873
         AGSPC Money Market Fund:
                  Division 2 ..................................................        2,987,800               3,330,427
                  Division 6 ..................................................      379,702,464             248,100,695
         American General International Growth Fund Division 33 ...............        3,652,817                      --
         American General Large Cap Growth Fund Division 39 ...................        2,853,503                      --
         American General Mid Cap Growth Fund Division 37 .....................        4,050,270                      --
         American General Small Cap Growth Fund Division 35 ...................        3,918,373                      --
         American General International Value Fund Division 34 ................        3,605,760                      --
         American General Large Cap Value Fund Division 40 ....................        2,910,224                      --
         American General Mid Cap Value Fund Division 38 ......................        4,075,640                      --
         American General Small Cap Value Fund Division 36 ....................        3,914,722                      --
         American General Socially Responsible Fund Division 41 ...............        5,309,493                      --
         American General Balanced Fund Division 42 ...........................        5,063,135                      --
         American General High Yield Bond Fund Division 60 ....................        5,092,262                      --
         American General Strategic Bond Fund Division 59 .....................        5,080,063                      --
         American General Domestic Bond Fund Division 43 ......................        1,280,876                      --
         American General Core Bond Fund Division 58 ..........................        5,066,538                      --
         American General Money Market Fund Division 44 .......................        5,082,478                      --
         American General Growth Lifestyle Fund Division 48 ...................        5,021,159                      --
         American General Moderate Growth Lifestyle Fund Division 49 ..........        5,024,332                      --
         American General Conservative Growth Lifestyle Fund Division 50 ......        5,028,970                      --
                  T. Rowe Price Small-Cap Stock Fund Division 51 ..............              139                      --
                                                                                  --------------          --------------
                  Total .......................................................   $3,986,957,094          $1,151,638,796
                                                                                  ==============          ==============

NOTE G -- YEAR 2000 (UNAUDITED)

         VALIC is in the process of modifying its systems to achieve Year 2000 readiness. This endeavor is directed and managed by VALIC and monitored by the parent company, American General Corporation. VALIC has developed clearly defined and documented plans that have been implemented to minimize the risk of significant negative impact on its operations.

         These plans include the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions due to Year 2000 issues; (3) test systems for Year 2000 readiness; (4) reprogram or replace systems that are not Year 2000 ready; and (5) return the systems to operation.

         In addition, the Separate Account and VALIC have business relationships with various third parties, each of which must also be Year 2000 ready. Therefore, VALIC's plans also include assessing and attempting to mitigate the risks associated with the potential failure of third parties, as well as contingency plans for any identified risks or shortcomings, to achieve Year 2000 readiness. Due to the various stages of the third parties' Year 2000 readiness, VALIC's efforts in this regard will extend through 1999.

         Through December 31, 1998, VALIC has incurred and expensed $26.7 million (pretax) related to Year 2000 readiness, including $20.2 million incurred in 1998.

         As of December 31, 1998, VALIC has completed the inventory, assessment, testing, reprogramming and implementation phases of the plan with respect to its critical systems. VALIC believes its comprehensive plan and resource commitment will allow it to meet its Year 2000 objectives. However, the Year 2000 issue remains complex and the risks, uncertainties, and unforeseen circumstances associated with the Year 2000 issue could have a material adverse impact on VALIC and the Separate Account.

================================================================================
                        REPORT OF INDEPENDENT AUDITORS                       39
================================================================================


TO THE BOARD OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

We have audited the accompanying statements of net assets of The Variable Annuity Life Insurance Company Separate Account A ("the Separate Account") and each of the divisions (1, 2, 4, 5, 6, 7, 8, 10A, 10B, 10C, 10D, 11 through 44 inclusive, 48 through 51 inclusive, and 58 through 60, inclusive) comprising the Separate Account as of December 31, 1998. We have also audited the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of the Separate Account and each of its divisions except for divisions 33 through 44 inclusive, divisions 48 through 50 inclusive, and divisions 58 through 60, inclusive, for which we have audited the statements of operations and changes in net assets for the period from August 26, 1998 (inception) to December 31, 1998, and for division 51 for which we have audited the statements of operations and changes in net assets for the period from September 22, 1998 (inception) through December 31, 1998. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Separate Account and each of the divisions comprising the Separate Account at December 31, 1998, and the results of their operations and changes in their net assets for each of the periods identified above, in conformity with generally accepted accounting principles.




                                                  ERNST & YOUNG LLP



Houston, Texas
February 15, 1999